UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—34.3%
*	Apple, Inc.	89,685	$31,251
*	Dolby Laboratories, Inc. Class “A”	153,300	7,544
	FLIR Systems, Inc.	553,800	19,167
*	Genpact, Ltd.†	613,864	8,889
*	Google, Inc. Class “A”	51,805	30,369
	Microsoft Corporation	1,189,000	30,153
*	Monolithic Power Systems, Inc.	649,400	9,215
	QUALCOMM, Inc.	263,040	14,422
*	RightNow Technologies, Inc.	214,400	6,711
*	Silicon Laboratories, Inc.	320,840	13,864
	Solera Holdings, Inc.	159,300	8,140
	TE Connectivity, Ltd.†	220,600	7,681
*	Trimble Navigation, Ltd.	229,900	11,619
*	Ultimate Software Group, Inc.	156,550	9,197
	VeriSign, Inc.	306,000	11,080

			219,302

	Industrials—17.6%
	CH Robinson Worldwide, Inc.	113,800	8,436
	Fastenal Co.	165,929	10,757
	Flowserve Corporation	66,300	8,539
	Goodrich Corporation	95,300	8,151
*	IHS, Inc. Class “A”	222,720	19,766
*	Jacobs Engineering Group, Inc.	297,700	15,311
	Manpower, Inc.	161,000	10,124
	The Corporate Executive Board Co.	321,839	12,993
*	TransDigm Group, Inc.	145,980	12,238
*	Trimas Corporation	279,781	6,015

			112,330

	Consumer Discretionary—14.2%
	DeVry, Inc.	162,248	8,935
	Johnson Controls, Inc.	386,400	16,063
*	K12, Inc.	232,888	7,848
	McDonald’s Corporation	416,764	31,712
*	Tempur-Pedic International, Inc.	203,700	10,319
*	Urban Outfitters, Inc.	142,400	4,248
*	Valassis Communications, Inc.	400,800	11,679

			90,804

	Health Care—13.2%
*	Align Technology, Inc.	271,300	5,556
	Allergan, Inc.	154,800	10,994
*	Celgene Corporation	156,380	8,997
*	Cerner Corporation	81,800	9,096
*	Gilead Sciences, Inc.	213,035	9,041
*	Haemonetics Corporation	117,000	7,668
*	Hologic, Inc.	298,300	6,622
*	IDEXX Laboratories, Inc.	130,230	10,057
*	Illumina, Inc.	133,100	9,326
*	NxStage Medical, Inc.	316,172	6,950

			84,307

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—9.7%
*	Cameron International Corporation	156,947	$8,962
	Occidental Petroleum Corporation	135,700	14,179
	Schlumberger, Ltd.†	235,400	21,953
	Suncor Energy, Inc.†	210,300	9,430
*	Weatherford International, Ltd.†	343,800	7,770

			62,294

	Materials—4.1%
	Ecolab, Inc.	256,320	13,078
	Praxair, Inc.	85,165	8,653
*	Stillwater Mining Co.	195,700	4,487

			26,218

	Financials—2.8%
*	IntercontinentalExchange, Inc.	95,800	11,835
	The Charles Schwab Corporation	336,075	6,059

			17,894

	Consumer Staples—2.5%
*	Green Mountain Coffee Roasters, Inc.	246,300	15,913

	Total Common Stocks—98.4% (cost $507,536)		629,062

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $6,457, collateralized by FNMA, 0.500%, due 10/30/12	$6,457	6,457

	Total Repurchase Agreement—1.0% (cost $6,457)		6,457

	Total Investments—99.4% (cost $513,993)		635,519
	Cash and other assets, less liabilities—0.6%		4,150

	Net assets—100.0%		$639,669

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—31.3%
	Accenture plc Class “A”†	16,100	$885
*	Apple, Inc.	4,625	1,612
*	Citrix Systems, Inc.	9,800	720
*	Dolby Laboratories, Inc. Class “A”	8,000	394
*	eBay, Inc.	33,100	1,027
*	EMC Corporation	22,400	595
*	Google, Inc. Class “A”	2,083	1,221
	Microsoft Corporation	44,635	1,132
	QUALCOMM, Inc.	20,165	1,106
	TE Connectivity, Ltd.†	17,550	611
*	Trimble Navigation, Ltd.	10,950	554

			9,857

	Industrials—18.9%
	CH Robinson Worldwide, Inc.	6,330	469
	Danaher Corporation	15,344	796
	Goodrich Corporation	7,050	603
*	Jacobs Engineering Group, Inc.	14,200	730
	Manpower, Inc.	9,380	590
	Rockwell Automation, Inc.	9,450	894
*	Stericycle, Inc.	5,770	512
	United Parcel Service, Inc. Class “B”	11,820	879
	W.W. Grainger, Inc.	3,560	490

			5,963

	Energy—12.4%
	National Oilwell Varco, Inc.	9,650	765
	Occidental Petroleum Corporation	10,300	1,076
	Schlumberger, Ltd.†	15,080	1,407
	Suncor Energy, Inc.†	14,950	670

			3,918

	Consumer Discretionary—11.4%
*	Discovery Communications, Inc.	6,950	277
	Harley-Davidson, Inc.	11,550	491
	Johnson Controls, Inc.	22,650	941
	Marriott International, Inc. Class “A”	19,050	678
	NIKE, Inc. Class “B”	9,450	715
	Scripps Networks Interactive, Inc. Class “A”	9,935	498

			3,600

	Health Care—10.4%
*	Agilent Technologies, Inc.	21,850	979
	Allergan, Inc.	6,565	466
	Cardinal Health, Inc.	11,650	479
	Covidien plc†	14,100	732
*	DaVita, Inc.	7,150	612

			3,268

	Financials—7.4%
	American Express Co.	17,350	784
	Ameriprise Financial, Inc.	14,000	855

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Financials—(continued)
CME Group, Inc.	2,350	$709

		2,348

Materials—4.2%
Praxair, Inc.	8,325	846
Syngenta AG—ADR	7,230	471

		1,317

Consumer Staples—2.0%
Mead Johnson Nutrition Co.	11,150	646

Total Common Stocks—98.0% (cost $23,757)		30,917

Repurchase Agreement
State Street Bank and Trust Company, 0.050% dated 3/31/11, due 4/1/11, repurchase price $650, collateralized by U.S. Treasury Bill, 0.061%, due 4/21/11	$650	650

Total Repurchase Agreement—2.1% (cost $650)		650

Total Investments—100.1% (cost $24,407)		31,567
Liabilities, plus cash and other assets—(0.1)%		(33)

Net assets—100.0%		$31,534

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—24.0%
*	Cavium Networks, Inc.	374,450	$16,824
*	Demand Media, Inc.	383,462	9,030
	iGate Corporation	629,500	11,816
*	Inuvo, Inc.	861,747	2,456
*	j2 Global Communications, Inc.	394,440	11,640
*	KIT Digital, Inc.	818,610	9,856
*	MaxLinear, Inc. Class “A”	669,331	5,468
*	Monolithic Power Systems, Inc.	682,940	9,691
*	QuinStreet, Inc.	332,869	7,566
*	RightNow Technologies, Inc.	427,470	13,380
*	Silicon Laboratories, Inc.	479,557	20,722
	Syntel, Inc.	189,600	9,903
*	TeleTech Holdings, Inc.	833,760	16,158
*	Ultimate Software Group, Inc.	228,677	13,435
	United Online, Inc.	1,663,481	10,488
*	ValueClick, Inc.	1,124,930	16,266
*	Vertro, Inc.	847,343	2,983
*	Volterra Semiconductor Corporation	543,930	13,506

			201,188

	Consumer Discretionary—19.2%
*	Belo Corporation	1,412,673	12,445
*	Career Education Corporation	678,786	15,422
*	ChinaCast Education Corporation†	1,349,429	8,488
	DeVry, Inc.	153,581	8,458
*	Dreams, Inc.	3,273,169	7,594
	Gaiam, Inc. Class “A”	756,119	4,990
*	Grand Canyon Education, Inc.	740,711	10,740
	Jarden Corporation	457,597	16,277
*	Kona Grill, Inc.	1,019,792	5,385
	MDC Partners, Inc. Class “A”†	812,470	13,625
*	Office Depot, Inc.	2,257,120	10,450
*	Steven Madden, Ltd.	187,850	8,816
*	U.S. Auto Parts Network, Inc.	1,542,153	13,417
*	Valassis Communications, Inc.	454,600	13,247
*	Vitacost.com, Inc.§**	554,359	1,109
*	WMS Industries, Inc.	300,560	10,625

			161,088

	Health Care—17.2%
*	Air Methods Corporation	200,953	13,514
*	Align Technology, Inc.	428,710	8,780
*	Brookdale Senior Living, Inc.	540,590	15,136
*	ExamWorks Group, Inc.	371,730	8,264
*	Haemonetics Corporation	141,475	9,272
*	HealthSouth Corporation	397,820	9,938
*	Integra LifeSciences Holdings Corporation	242,578	11,503
*	Kensey Nash Corporation	405,376	10,098
*	Natus Medical, Inc.	491,490	8,257
*	NxStage Medical, Inc.	362,467	7,967
*	Quidel Corporation	810,926	9,699
*	SXC Health Solutions Corporation†	144,020	7,892
*	The Providence Service Corporation	479,454	7,182

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Trinity Biotech plc—ADR	1,744,363	$16,362

			143,864

	Industrials—16.4%
*	Cenveo, Inc.	2,626,559	17,150
*	Clean Harbors, Inc.	88,920	8,773
*	Corrections Corporation of America	334,790	8,169
*	Dolan Media Co.	835,948	10,149
*	Franklin Covey Co.	873,041	7,561
*	GrafTech International, Ltd.	384,640	7,935
	Healthcare Services Group, Inc.	472,170	8,301
*	Huron Consulting Group, Inc.	373,863	10,352
*	ICF International, Inc.	655,360	13,461
*	On Assignment, Inc.	1,548,461	14,648
*	Polypore International, Inc.	98,050	5,646
*	TransDigm Group, Inc.	145,414	12,190
*	Trimas Corporation	630,507	13,556

			137,891

	Financials—10.5%
*	Cowen Group, Inc.	3,418,027	13,706
*	Financial Engines, Inc.	265,451	7,316
*	First Cash Financial Services, Inc.	207,410	8,006
*	FirstService Corporation†	540,001	20,536
*	Internet Capital Group, Inc.	1,396,395	19,829
*	Marlin Business Services Corporation	501,076	6,183
*	National Financial Partners Corporation	858,936	12,670

			88,246

	Energy—4.6%
*	Dresser-Rand Group, Inc.	201,829	10,822
*	Goodrich Petroleum Corporation	424,745	9,438
*	Oasis Petroleum, Inc.	130,970	4,141
*	Oil States International, Inc.	189,520	14,430

			38,831

	Materials—2.7%
*	Horsehead Holding Corporation	794,910	13,553
*	Stillwater Mining Co.	401,160	9,199

			22,752

	Total Common Stocks—94.6% (cost $654,173)		793,860

	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	241,872	23,060

	Total Exchange-Traded Fund—2.8% (cost $21,401)		23,060

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $7,116, collateralized by FNMA, 0.500%-3.420%, due 10/30/12-11/24/20	$7,116	$7,116

Total Repurchase Agreement—0.8% (cost $7,116)		7,116

Total Investments—98.2% (cost $682,690)		824,036
Cash and other assets, less liabilities—1.8%		15,046

Net assets—100.0%		$839,082

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.13% of the net assets at March 31, 2011.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.13% of the Fund’s net assets at March 31, 2011.

		Share Activity				Period Ended March 31, 2011
						(in thousands)
	Security Name	Balance 12/31/2010	Purchases	Sales	Balance 3/31/2011	Value	Dividends Included in Income
p	Dreams, Inc.	3,285,457	126,038	138,326	3,273,169	7,594	—
	Duckwall-ALCO Stores, Inc.	429,693	—	429,693	—	—	—
p	Franklin Covey, Co	758,841	114,200	—	873,041	7,561	—
	Gaiam, Inc. Class “A”	1,050,272	—	294,153	756,119	4,990	—
p	Inuvo, Inc.	861,747	—	—	861,747	2,456	—
p	Kona Grill, Inc.	1,019,792	—	—	1,019,792	5,385	—
	Marlin Business Services Corporation	718,870	—	217,794	501,076	6,183	—
	On Assignment Inc	2,248,382	—	699,921	1,548,461	14,648	—
	Princeton Review, Inc.	3,519,896	—	3,519,896	—	—	—
p	Trinity Biotech plc	1,903,563	—	159,200	1,744,363	16,362	—
	United Western Bancorp, Inc.	2,290,015	—	2,290,015	—	—	—
p	U.S. Autoparts Network, Inc.	1,448,391	169,511	75,749	1,542,153	13,417	—
p	Vertro, Inc.	847,343	—	—	847,343	2,983	—

						$81,579	—

p	Affiliated company at March 31, 2011. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at March 31, 2011 was $ 55,758 (thousands).

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—24.3%
	Amphenol Corporation Class “A”	29,000	$1,577
*	Cavium Networks, Inc.	42,500	1,910
*	Citrix Systems, Inc.	23,600	1,734
*	Concur Technologies, Inc.	33,530	1,859
*	Dolby Laboratories, Inc. Class “A”	25,070	1,234
	FLIR Systems, Inc.	82,300	2,848
*	Genpact, Ltd.†	115,800	1,677
*	Informatica Corporation	24,200	1,264
*	Polycom, Inc.	33,700	1,747
*	Silicon Laboratories, Inc.	67,010	2,896
	Solera Holdings, Inc.	45,092	2,304
	TE Connectivity, Ltd.†	45,900	1,598
*	Trimble Navigation, Ltd.	59,200	2,992
	VeriSign, Inc.	62,800	2,274

			27,914

	Industrials—19.3%
	CH Robinson Worldwide, Inc.	17,700	1,312
	Dover Corporation	16,500	1,085
	Expeditors International of Washington, Inc.	26,200	1,314
	Fastenal Co.	53,775	3,486
	Gardner Denver, Inc.	23,800	1,857
*	Jacobs Engineering Group, Inc.	33,000	1,697
	Manpower, Inc.	27,890	1,754
	MSC Industrial Direct Co. Class “A”	25,600	1,753
	Rockwell Automation, Inc.	35,600	3,369
*	Stericycle, Inc.	20,130	1,785
*	TransDigm Group, Inc.	32,550	2,729

			22,141

	Consumer Discretionary—16.7%
*	Bed Bath & Beyond, Inc.	32,760	1,581
*	CarMax, Inc.	114,870	3,687
*	Chipotle Mexican Grill, Inc.	2,300	627
	DeVry, Inc.	22,210	1,223
*	Dick’s Sporting Goods, Inc.	60,029	2,400
*	Discovery Communications, Inc.	12,600	503
*	Discovery Communications, Inc. Class “C”	14,400	507
	Gentex Corporation	82,880	2,507
	Harman International Industries, Inc.	32,600	1,526
*	O’Reilly Automotive, Inc.	47,380	2,723
	Scripps Networks Interactive, Inc. Class “A”	20,000	1,002
*	WMS Industries, Inc.	25,840	914

			19,200

	Health Care—12.0%
*	American Medical Systems Holdings, Inc.	56,100	1,214
*	CareFusion Corporation	45,639	1,287
*	Cerner Corporation	20,400	2,268
*	HMS Holdings Corporation	32,000	2,619
*	IDEXX Laboratories, Inc.	31,572	2,438
*	Illumina, Inc.	32,120	2,251

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
	Perrigo Co.	21,800	$1,734

			13,811

	Consumer Staples—7.9%
	Church & Dwight Co., Inc.	13,900	1,103
*	Green Mountain Coffee Roasters, Inc.	73,856	4,772
	McCormick & Co., Inc.	34,500	1,650
	Mead Johnson Nutrition Co.	26,300	1,523

			9,048

	Energy—6.6%
*	Cameron International Corporation	26,900	1,536
*	Denbury Resources, Inc.	81,570	1,990
*	Newfield Exploration Co.	26,630	2,024
	Range Resources Corporation	19,000	1,111
*	Southwestern Energy Co.	21,070	905

			7,566

	Financials—6.0%
*	Affiliated Managers Group, Inc.	15,875	1,737
*	IntercontinentalExchange, Inc.	13,050	1,612
	Invesco, Ltd.†	77,000	1,968
	TD Ameritrade Holding Corporation	76,000	1,586

			6,903

	Materials—4.2%
	Airgas, Inc.	34,500	2,291
	Ecolab, Inc.	48,800	2,490

			4,781

	Telecommunication Services—1.6%
*	SBA Communications Corporation Class “A”	46,600	1,849

	Total Common Stocks—98.6% (cost $85,076)		113,213

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $1,582, collateralized by FNMA, 0.500%, due 10/30/12	$1,582	1,582

	Total Repurchase Agreement—1.4% (cost $1,582)		1,582

	Total Investments—100.0% (cost $86,658)		114,795

	Cash and other assets, less liabilities—0.0%		31

	Net assets—100.0%		$114,826

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.4%
	Allegiant Travel Co.	47,665	$2,088
*	BE Aerospace, Inc.	88,753	3,153
*	Corrections Corporation of America	156,755	3,825
*	CoStar Group, Inc.	48,300	3,027
	Fastenal Co.	69,135	4,482
	Flowserve Corporation	21,600	2,782
*	GrafTech International, Ltd.	200,600	4,138
	Healthcare Services Group, Inc.	140,900	2,477
*	Huron Consulting Group, Inc.	109,700	3,038
*	ICF International, Inc.	100,268	2,059
	Kaydon Corporation	66,259	2,597
	Manpower, Inc.	63,450	3,990
	Roper Industries, Inc.	37,100	3,208
*	Stericycle, Inc.	62,370	5,530
	The Corporate Executive Board Co.	77,677	3,136
*	TransDigm Group, Inc.	25,308	2,122
*	Trimas Corporation	138,588	2,980

			54,632

	Information Technology—21.1%
	Blackbaud, Inc.	109,300	2,977
*	Booz Allen Hamilton Holding Corporation	151,465	2,728
*	Cavium Networks, Inc.	106,573	4,788
*	Concur Technologies, Inc.	57,100	3,166
	FLIR Systems, Inc.	92,400	3,198
*	Informatica Corporation	61,700	3,223
*	j2 Global Communications, Inc.	63,975	1,888
*	MICROS Systems, Inc.	57,600	2,847
	Molex, Inc.	147,428	3,703
	NIC, Inc.	78,891	983
*	QuinStreet, Inc.	123,144	2,799
*	RightNow Technologies, Inc.	148,800	4,657
*	Silicon Laboratories, Inc.	101,760	4,397
*	Trimble Navigation, Ltd.	75,200	3,801
*	Ultimate Software Group, Inc.	49,625	2,916
	VeriSign, Inc.	85,100	3,082
*	VistaPrint N.V.†	53,857	2,795

			53,948

	Consumer Discretionary—20.0%
*	Career Education Corporation	143,025	3,250
*	CarMax, Inc.	72,100	2,314
	DeVry, Inc.	53,897	2,968
*	Dick’s Sporting Goods, Inc.	147,490	5,897
*	Education Management Corporation	186,572	3,907
	Gentex Corporation	90,900	2,750
	Jarden Corporation	117,600	4,183
*	K12, Inc.	107,050	3,608
*	O’Reilly Automotive, Inc.	63,750	3,663
	P.F. Chang’s China Bistro, Inc.	58,822	2,717
*	Steiner Leisure, Ltd.†	64,900	3,002
	Strayer Education, Inc.	17,200	2,244
*	Tempur-Pedic International, Inc.	59,500	3,014
*	Under Armour, Inc. Class “A”	36,760	2,501

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Urban Outfitters, Inc.	114,000	$3,401
*	Valassis Communications, Inc.	55,900	1,629

			51,048

	Health Care—14.0%
*	athenahealth, Inc.	61,640	2,782
*	Brookdale Senior Living, Inc.	137,176	3,841
*	Cerner Corporation	30,400	3,380
*	HealthSouth Corporation	101,900	2,545
*	HMS Holdings Corporation	59,400	4,862
*	Hologic, Inc.	159,200	3,534
*	IDEXX Laboratories, Inc.	49,505	3,823
*	Illumina, Inc.	44,200	3,097
	Perrigo Co.	48,200	3,833
*	SXC Health Solutions Corporation†	75,138	4,118

			35,815

	Financials—7.9%
*	Affiliated Managers Group, Inc.	36,180	3,957
*	Financial Engines, Inc.	127,808	3,522
	First Horizon National Corporation	311,288	3,490
*	FirstService Corporation†	79,575	3,026
	Invesco, Ltd.†	153,400	3,921
	Jones Lang LaSalle, Inc.	23,500	2,344

			20,260

	Energy—7.2%
*	Concho Resources, Inc.	24,114	2,587
*	Dresser-Rand Group, Inc.	51,800	2,778
*	Forest Oil Corporation	84,100	3,181
*	Oceaneering International, Inc.	36,600	3,274
*	Oil States International, Inc.	47,600	3,624
*	Petrohawk Energy Corporation	118,400	2,906

			18,350

	Consumer Staples—3.4%
*	Green Mountain Coffee Roasters, Inc.	132,326	8,550

	Materials—2.5%
	Airgas, Inc.	39,000	2,590
	Celanese Corporation	85,100	3,776

			6,366

	Telecommunication Services—1.2%
*	SBA Communications Corporation Class “A”	78,900	3,131
	Total Common Stocks—98.7% (cost $191,190)		252,100

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $3,544, collateralized by FNMA, 0.500%, due 10/30/12	$3,544	$3,544

Total Repurchase Agreement—1.4% (cost $3,544)		3,544

Total Investments—100.1% (cost $194,734)		255,644
Liabilities, plus cash and other assets—(0.1)%		(181)

Net assets—100.0%		$255,463

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—44.9%
	Canada—2.7%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	17,889	$581
	Saputo, Inc. (Food products)	14,974	676

			1,257

	United States—42.2%
*	Affiliated Managers Group, Inc. (Capital markets)	5,027	550
	American Express Co. (Consumer finance)	16,173	731
*	Apple, Inc. (Computers & peripherals)	3,245	1,131
*	Bed Bath & Beyond, Inc. (Specialty retail)	9,484	458
*	Cerner Corporation (Health care technology)	4,601	512
	CH Robinson Worldwide, Inc. (Air freight & logistics)	7,386	548
*	Citrix Systems, Inc. (Software)	7,778	571
	CR Bard, Inc. (Health care equipment & supplies)	4,986	495
*	DaVita, Inc. (Health care providers & services)	7,015	600
	Emerson Electric Co. (Electrical equipment)	16,105	941
	Exxon Mobil Corporation (Oil, gas & consumable fuels)	9,613	809
*	Google, Inc. Class “A” (Internet software & services)	1,513	887
*	Hansen Natural Corporation (Beverages)	8,216	495
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	7,105	549
	International Business Machines Corporation (IT services)	4,232	690
*	j2 Global Communications, Inc. (Internet software & services)	8,240	243
	JPMorgan Chase & Co. (Diversified financial services)	19,315	890
	Marriott International, Inc. Class “A” (Hotels, restaurants & leisure)	17,474	622
	McCormick & Co., Inc. (Food products)	9,742	466
*	Newfield Exploration Co. (Oil, gas & consumable fuels)	7,183	546
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	8,100	613
*	O’Reilly Automotive, Inc. (Specialty retail)	7,259	417
*	Polycom, Inc. (Communications equipment)	6,911	358
	QUALCOMM, Inc. (Communications equipment)	12,847	704
	Rockwell Automation, Inc. (Electrical equipment)	6,800	644
	Starbucks Corporation (Hotels, restaurants & leisure)	20,859	771
*	Tempur-Pedic International, Inc. (Household durables)	8,176	414
	The Walt Disney Co. (Media)	16,713	720
*	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	11,330	629
	United Parcel Service, Inc. Class “B” (Air freight & logistics)	10,607	788
	W.W. Grainger, Inc. (Trading companies & distributors)	3,400	468
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	13,712	704

			19,964

	Europe—17.8%
	Belgium—1.2%
	Anheuser-Busch InBev N.V. (Beverages)	9,557	545

	Denmark—2.9%
	Coloplast A/S (Health care equipment & supplies)	1,662	241
	Novo Nordisk A/S (Pharmaceuticals)	6,300	791
	Novozymes A/S (Chemicals)	2,372	363

			1,395

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—17.8%—(continued)
	Germany—4.8%
	Aixtron AG (Semiconductors & semiconductor equipment)	6,288	$275
	BASF SE (Chemicals)	9,788	847
	SAP AG (Software)	14,306	876
	Wincor Nixdorf AG (Computers & peripherals)	3,087	250

			2,248

	Italy—2.6%
	Saipem SpA (Energy equipment & services)	17,660	939
	Tod’s SpA (Textiles, apparel & luxury goods)	2,627	309

			1,248

	Sweden—3.0%
	Atlas Copco AB (Machinery)	29,541	785
	Hexagon AB (Machinery)	25,757	615

			1,400

	Switzerland—3.3%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	7,074	408
	Partners Group Holding AG (Capital markets)	3,147	602
	Syngenta AG (Chemicals)	1,701	553

			1,563

	United Kingdom—12.2%
	Abcam plc (Biotechnology)	36,073	218
	Amlin plc (Insurance)	52,980	324
	Ashmore Group plc (Capital markets)	67,482	359
	Babcock International Group plc (Commercial services & supplies)	27,755	276
	BG Group plc (Oil, gas & consumable fuels)	32,675	813
	BHP Billiton plc (Metals & mining)	25,590	1,010
	Hargreaves Lansdown plc (Capital markets)	28,898	283
	Michael Page International plc (Professional services)	30,678	253
*	Rolls-Royce Group plc (Aerospace & defense)	67,353	669
	Standard Chartered plc (Commercial banks)	25,813	670
	The Weir Group plc (Machinery)	13,357	371
	Vodafone Group plc (Wireless telecommunication services)	194,397	550

			5,796

	Emerging Asia—9.7%
	China—5.8%
	China Vanke Co., Ltd. (Real estate management & development)	416,500	546
	CNOOC, Ltd. (Oil, gas & consumable fuels)	207,000	522
	Dongfang Electric Corporation, Ltd. (Electrical equipment)	99,400	337
	Great Wall Motor Co., Ltd. (Automobiles)	144,000	266
	Haitian International Holdings, Ltd. (Machinery)	252,000	324
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	874,185	726

			2,721

	South Korea—2.0%
	Hyundai Motor Co. (Automobiles)	5,205	963

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Asia—9.7%—(continued)
	Taiwan—1.9%
	HTC Corporation (Communications equipment)	17,000	$665
	Tripod Technology Corporation (Electronic equipment, instruments & components)	55,000	242

			907

	Japan—7.7%
	Dena Co., Ltd. (Internet & catalog retail)	13,700	495
	Exedy Corporation (Auto components)	5,900	177
	Fanuc, Ltd. (Machinery)	5,100	772
	Gree, Inc. (Internet software & services)	20,000	336
	Komatsu, Ltd. (Machinery)	15,400	523
	Makita Corporation (Machinery)	10,000	465
	Miraca Holdings, Inc. (Health care providers & services)	5,700	218
	Softbank Corporation (Wireless telecommunication services)	16,800	671

			3,657

	Emerging Latin America—3.8%
	Brazil—0.7%
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	58,900	330

	Chile—0.6%
	Banco Santander Chile—ADR (Commercial banks)	3,445	299

	Mexico—2.5%
*	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	110,900	358
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	211,400	793

			1,151

	Asia—1.1%
	Singapore—1.1%
	Keppel Corporation, Ltd. (Industrial conglomerates)	55,000	537

	Total Common Stocks—97.2% (cost $37,290)		45,981

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $1,231, collataralized by FNMA, 0.500%, due 10/30/12	$1,231	1,231

	Total Repurchase Agreement—2.6% (cost $1,231)		1,231

	Total Investments—99.8% (cost $38,521)		47,212
	Cash and other assets, less liabilities—0.2%		100

	Net assets—100.0%		$47,312

ADR = American Depository Receipt

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	20.2%
Consumer Discretionary	16.7%
Information Technology	15.7%
Financials	14.3%
Health Care	9.2%
Energy	7.9%
Materials	7.8%
Consumer Staples	5.5%
Telecommunication Services	2.7%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	45.3%
British Pound Sterling	12.6%
Euro	8.8%
Japanese Yen	8.0%
Hong Kong Dollar	5.9%
Swiss Franc	3.4%
Swedish Krona	3.0%
Danish Krone	3.0%
Mexican Peso	2.5%
South Korean Won	2.1%
New Taiwan Dollar	2.0%
Canadian Dollar	1.5%
Singapore Dollar	1.2%
All Other Currencies	0.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.9%
	Austria—0.2%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	83,479	$8,207

	Belgium—1.4%
	Anheuser-Busch InBev N.V. (Beverages)	883,409	50,323
	Colruyt S.A. (Food & staples retailing)	392,204	20,654

			70,977

	Denmark—1.3%
	Coloplast A/S (Health care equipment & supplies)	168,870	24,458
	Novo Nordisk A/S (Pharmaceuticals)	285,700	35,895
	SimCorp A/S (Software)	40,649	6,513

			66,866

	Finland—1.2%
	Kone Oyj (Machinery)	503,900	28,993
	Nokian Renkaat Oyj (Auto components)	406,431	17,297
	UPM-Kymmene Oyj (Paper & forest products)	750,438	15,868

			62,158

	France—7.8%
	Air Liquide S.A. (Chemicals)	196,058	26,051
	AXA S.A. (Insurance)	2,312,574	48,325
	BNP Paribas (Commercial banks)	1,319,296	96,495
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	467,346	24,638
	Essilor International S.A. (Health care equipment & supplies)	625,435	46,446
	L’Oreal S.A. (Personal products)	671,680	78,247
	Schneider Electric S.A. (Electrical equipment)	250,580	42,828
	SEB S.A. (Household durables)	118,205	11,646
	Suez Environnement Co. (Multi-utilities)	694,921	14,379

			389,055

	Germany—6.8%
	Aixtron AG (Semiconductors & semiconductor equipment)	349,228	15,291
	BASF SE (Chemicals)	768,443	66,464
	Bayer AG (Pharmaceuticals)	913,837	70,764
	Gerry Weber International AG (Textiles, apparel & luxury goods)	29,702	1,728
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	2,934,252	30,086
	Lanxess AG (Chemicals)	268,961	20,118
	MTU Aero Engines Holding AG (Aerospace & defense)	234,998	15,936
	SAP AG (Software)	1,689,496	103,436
	Wincor Nixdorf AG (Computers & peripherals)	190,461	15,421

			339,244

	Greece—0.3%
*	National Bank of Greece S.A. (Commercial banks)	1,714,386	15,234

	Ireland—0.2%
	Paddy Power plc (Hotels, restaurants & leisure)	249,756	10,937

	Israel—1.3%
	Israel Chemicals, Ltd. (Chemicals)	1,901,283	31,303

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.9%—(continued)
	Israel—1.3%—(continued)
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	701,932	$35,216

			66,519

	Italy—1.3%
	Ansaldo STS SpA (Transportation infrastructure)	767,412	11,246
	DiaSorin SpA (Health care equipment & supplies)	256,825	11,301
	Saipem SpA (Energy equipment & services)	753,037	40,031

			62,578

	Norway—0.2%
*	Norwegian Air Shuttle ASA (Airlines)	415,300	8,073

	Spain—1.4%
	Banco Santander S.A. (Commercial banks)	3,775,349	43,831
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	220,781	13,141
	Tecnicas Reunidas S.A. (Energy equipment & services)	212,111	12,752

			69,724

	Sweden—2.1%
	Atlas Copco AB (Machinery)	1,560,038	41,473
	Elekta AB (Health care equipment & supplies)	381,335	15,249
	Hexagon AB (Machinery)	1,631,409	38,951
	JM AB (Household durables)	300,807	8,006

			103,679

	Switzerland—4.4%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	343,777	19,856
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	212,871	9,919
	Partners Group Holding AG (Capital markets)	117,853	22,531
	SGS S.A. (Professional services)	20,354	36,232
	Sika AG (Chemicals)	7,217	17,380
	Xstrata plc (Metals & mining)	2,121,789	49,593
	Zurich Financial Services AG (Insurance)	231,523	64,806

			220,317

	United Kingdom—19.8%
	Abcam plc (Biotechnology)	2,217,373	13,410
	Admiral Group plc (Insurance)	778,369	19,404
	Aggreko plc (Commercial services & supplies)	618,719	15,643
	AMEC plc (Energy equipment & services)	1,122,825	21,489
	Amlin plc (Insurance)	2,743,159	16,797
	Antofagasta plc (Metals & mining)	1,241,680	27,110
	Ashmore Group plc (Capital markets)	873,924	4,646
	Aveva Group plc (Software)	587,761	15,228
	Babcock International Group plc (Commercial services & supplies)	2,761,952	27,515
	BG Group plc (Oil, gas & consumable fuels)	1,445,414	35,964
	BHP Billiton plc (Metals & mining)	2,202,469	86,917
	Britvic plc (Beverages)	1,621,983	10,291
*	Carphone Warehouse Group plc (Specialty retail)	3,014,653	17,603
	Centrica plc (Multi-utilities)	12,107,715	63,184
	Chemring Group plc (Aerospace & defense)	1,715,210	19,027
	Diageo plc (Beverages)	373,693	7,104

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.8%—(continued)
	Dunelm Group plc (Specialty retail)	1,491,465	$9,185
*	EnQuest plc (Oil, gas & consumable fuels)	4,272,592	9,342
	Hargreaves Lansdown plc (Capital markets)	575,537	5,632
	IG Group Holdings plc (Diversified financial services)	1,848,793	13,542
	J Sainsbury plc (Food & staples retailing)	5,934,635	31,922
	Johnson Matthey plc (Chemicals)	1,257,821	37,531
*	Jupiter Fund Management plc (Capital markets)	1,361,700	6,278
	Lancashire Holdings, Ltd. (Insurance)	1,360,180	13,037
	Legal & General Group plc (Insurance)	9,084,550	16,789
	Meggitt plc (Aerospace & defense)	1,983,435	10,911
	Michael Page International plc (Professional services)	946,621	7,805
	Next plc (Multiline retail)	804,968	25,568
*	Ocado Group plc (Internet & catalog retail)	2,346,488	8,582
	Petrofac, Ltd. (Energy equipment & services)	1,350,018	32,247
	Restaurant Group plc (Hotels, restaurants & leisure)	1,043,324	5,021
*	Rolls-Royce Group plc (Aerospace & defense)	3,628,100	36,027
	Rotork plc (Machinery)	588,703	16,489
	RPS Group plc (Commercial services & supplies)	2,452,313	8,411
	Spirax-Sarco Engineering plc (Machinery)	496,448	15,442
*	Telecity Group plc (Internet software & services)	1,159,851	9,461
*	The Berkeley Group Holdings plc (Household durables)	1,076,521	17,978
	The Weir Group plc (Machinery)	884,263	24,555
	Tullow Oil plc (Oil, gas & consumable fuels)	765,703	17,786
	Ultra Electronics Holdings plc (Aerospace & defense)	577,658	15,957
	Victrex plc (Chemicals)	543,018	11,760
	Vodafone Group plc (Wireless telecommunication services)	39,732,183	112,498
	Whitbread plc (Hotels, restaurants & leisure)	853,364	22,588
	WPP plc (Media)	3,809,164	46,960

			990,636

	Japan—19.2%
	CyberAgent, Inc. (Media)	5,138	18,099
	Daito Trust Construction Co., Ltd. (Real estate management & development)	193,600	13,337
	Dena Co., Ltd. (Internet & catalog retail)	721,700	26,073
	Exedy Corporation (Auto components)	478,000	14,355
	F.C.C. Co., Ltd. (Auto components)	338,603	8,141
	Fanuc, Ltd. (Machinery)	329,900	49,933
	Fast Retailing Co., Ltd. (Specialty retail)	142,600	17,846
	Gree, Inc. (Internet software & services)	883,700	14,820
	K’s Holdings Corporation (Specialty retail)	533,100	15,382
	Kakaku.com, Inc. (Internet software & services)	2,379	13,256
	Keyence Corporation (Electronic equipment, instruments & components)	127,900	32,736
	Komatsu, Ltd. (Machinery)	1,235,800	41,971
	Makita Corporation (Machinery)	617,400	28,725
	Miraca Holdings, Inc. (Health care providers & services)	276,900	10,603
	MISUMI Group, Inc. (Trading companies & distributors)	524,300	13,016
	Mitsubishi Corporation (Trading companies & distributors)	1,575,200	43,726
	Mitsubishi Electric Corporation (Electrical equipment)	3,472,000	40,989
	Mitsubishi Estate Co., Ltd. (Real estate management & development)	1,932,000	32,680
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	447,700	32,240
	Nabtesco Corporation (Machinery)	560,000	14,084
	Nitori Co., Ltd. (Specialty retail)	336,420	29,565
	Nitto Denko Corporation (Chemicals)	868,900	46,067
	ORIX Corporation (Diversified financial services)	444,300	41,610

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—19.2%—(continued)
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,738	$8,723
	Point, Inc. (Specialty retail)	131,040	5,482
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	103,100	8,900
	SMC Corporation (Machinery)	129,500	21,314
	Softbank Corporation (Wireless telecommunication services)	2,235,700	89,235
	Sony Financial Holdings, Inc. (Insurance)	1,693,400	33,591
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	3,045,700	94,688
	USS Co., Ltd. (Specialty retail)	149,000	11,590
	Yahoo! Japan Corporation (Internet software & services)	167,250	59,838
	Yamada Denki Co., Ltd. (Specialty retail)	363,480	24,515

			957,130

	Emerging Asia—13.0%
	China—5.7%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	11,782,000	23,962
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	5,935,500	27,966
	CNOOC, Ltd. (Oil, gas & consumable fuels)	20,855,000	52,549
	Dongfang Electric Corporation, Ltd. (Electrical equipment)	4,158,200	14,113
	Dongfeng Motor Group Co., Ltd. (Automobiles)	7,836,000	13,338
	Great Wall Motor Co., Ltd. (Automobiles)	9,480,500	17,526
	Haitian International Holdings, Ltd. (Machinery)	5,964,000	7,667
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	420,530	5,593
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	98,382,000	81,705
	Lonking Holdings, Ltd. (Machinery)	16,908,000	11,890
	Shanghai Electric Group Co., Ltd. (Electrical equipment)	28,642,171	14,324
	Weichai Power Co., Ltd. (Machinery)	1,471,000	8,936
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	1,149,000	4,358

			283,927

	India—1.6%
	Axis Bank, Ltd. (Commercial banks)	554,653	17,460
	Infosys Technologies, Ltd. (IT services)	219,416	15,948
	Lupin, Ltd. (Pharmaceuticals)	1,294,582	12,095
	Shriram Transport Finance Co., Ltd. (Consumer finance)	666,850	11,903
	Tata Motors, Ltd. (Machinery)	862,525	24,145

			81,551

	Indonesia—2.3%
	PT Astra International Tbk (Automobiles)	3,166,500	20,728
	PT Bank Rakyat Indonesia (Commercial banks)	28,763,500	18,994
*	PT Harum Energy Tbk (Oil, gas & consumable fuels)	278,500	286
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	2,916,000	15,472
	PT Indofood Sukses Makmur Tbk (Food products)	34,124,500	21,163
	PT Kalbe Farma Tbk (Pharmaceuticals)	29,956,500	11,697
	PT United Tractors Tbk (Machinery)	11,134,500	27,748

			116,088

	Malaysia—0.6%
	Genting Bhd (Hotels, restaurants & leisure)	7,216,700	26,305
	Top Glove Corporation Bhd (Health care equipment & supplies)	3,057,500	5,431

			31,736

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—13.0%—(continued)
	South Korea—1.6%
	Halla Climate Control Corporation (Auto components)	284,132	$5,427
	Hyundai Mobis (Auto components)	71,519	21,352
	Hyundai Motor Co. (Automobiles)	178,296	32,995
	Samsung Engineering Co., Ltd. (Construction & engineering)	109,604	20,883

			80,657

	Taiwan—0.7%
	HTC Corporation (Communications equipment)	648,000	25,341
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	2,356,000	7,379

			32,720

	Thailand—0.5%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	2,763,000	4,728
	Kasikornbank PCL (Commercial banks)	4,589,200	19,953

			24,681

	Emerging Latin America—5.6%
	Brazil—2.3%
	BM&F BOVESPA S.A. (Diversified financial services)	359,400	2,609
	BR Malls Participacoes S.A. (Real estate management & development)	1,190,000	12,391
	BR Properties S.A. (Real estate management & development)	576,659	6,057
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	515,500	14,966
	Cia Hering (Specialty retail)	444,800	8,173
	Drogasil S.A. (Food & staples retailing)	1,019,200	7,966
	Iochpe-Maxion S.A. (Machinery)	539,000	7,157
	Localiza Rent a Car S.A. (Road & rail)	212,300	3,407
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	921,790	10,135
	Natura Cosmeticos S.A. (Personal products)	910,200	25,645
	OdontoPrev S.A. (Health care providers & services)	777,600	12,707
	Sul America S.A. (Insurance)	235,600	2,944

			114,157

	Chile—0.5%
	Banco Santander Chile—ADR (Commercial banks)	201,419	17,473
	Lan Airlines S.A. (Airlines)	242,349	6,242

			23,715

	Colombia—0.5%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	865,853	24,024

	Mexico—1.8%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	799,754	46,465
*	Compartamos S.A.B. de C.V. (Consumer finance)	6,715,900	12,100
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	3,591,256	8,122
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	6,306,500	23,647

			90,334

	Peru—0.5%
	Credicorp, Ltd. (Commercial banks)†	247,193	25,938

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—4.8%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	641,814	$16,875
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	2,103,909	68,293
	Canadian National Railway Co. (Road & rail)	368,200	27,781
	Canadian Western Bank (Commercial banks)	426,932	13,717
	CI Financial Corporation (Capital markets)	410,054	9,749
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	521,400	17,113
	Home Capital Group, Inc. (Thrifts & mortgage finance)	99,266	5,827
	Laurentian Bank of Canada (Commercial banks)	122,193	6,380
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	919,780	17,418
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	253,555	9,609
	Saputo, Inc. (Food products)	545,875	24,639
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	527,141	23,908

			241,309

	Asia—3.0%
	Australia—0.2%
	Iluka Resources, Ltd. (Metals & mining)	614,980	8,460

	Hong Kong—0.8%
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	19,072,881	6,057
	Noble Group, Ltd. (Trading companies & distributors)	17,349,000	29,454
	Value Partners Group, Ltd. (Capital markets)	6,294,000	5,947

			41,458

	Singapore—2.0%
	CapitaLand, Ltd. (Real estate management & development)	9,603,000	25,141
	CapitaMalls Asia, Ltd. (Real estate management & development)	15,612,000	22,046
*	Global Logistic Properties, Ltd. (Real estate management & development)	11,841,000	17,566
	Keppel Corporation, Ltd. (Industrial conglomerates)	3,240,000	31,616
	Midas Holdings, Ltd. (Metals & mining)	6,739,000	4,010

			100,379

	Emerging Europe, Mid-East, Africa—1.5%
	Egypt—0.3%
*	Commercial International Bank Egypt S.A.E. (Commercial banks)	1,628,434	8,922
	Egyptian Financial Group-Hermes Holding (Capital markets)	1,297,528	4,768

			13,690

	South Africa—0.7%
	Clicks Group, Ltd. (Multiline retail)	1,944,760	12,235
	Shoprite Holdings, Ltd. (Food & staples retailing)	844,586	12,955
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	526,935	8,412

			33,602

	Turkey—0.5%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	1,897,307	10,715
	Turkiye Halk Bankasi A.S. (Commercial banks)	1,903,316	14,731

			25,446

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—96.8% (cost $4,018,522)		4,835,206

Convertible Bond
Brazil—0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	$1,981

Total Convertible Bond—0.0% (cost $1,491)		1,981

Exchange-Traded Fund
China—0.6%
iShares FTSE/Xinhua A50 China Index	17,632,200	30,239

Total Exchange-Traded Fund—0.6% (cost $29,883)		30,239

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $137,067 collateralized by U.S. Treasury Note, 0.750%, due 5/31/12	$137,067	137,067

Total Repurchase Agreement—2.7% (cost $137,067)		137,067

Total Investments—100.1% (cost $4,186,963)		5,004,493
Liabilities, plus cash and other assets—(0.1)%		(6,422)

Net assets—100.0%		$4,998,071

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at March 31, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at March 31, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	22.0%
Industrials	19.8%
Consumer Discretionary	12.6%
Materials	9.7%
Information Technology	8.3%
Health Care	6.7%
Energy	6.7%
Consumer Staples	6.3%
Telecommunication Services	5.2%
Utilities	2.1%
Exchange-Traded Funds	0.6%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.4%
Euro	21.1%
Japanese Yen	19.7%
Hong Kong Dollar	6.6%
U.S. Dollar	4.1%
Canadian Dollar	4.0%
Swiss Franc	3.5%
Singapore Dollar	2.7%
Brazilian Real	2.4%
Indonesian Rupiah	2.4%
Swedish Krona	2.1%
Indian Rupee	1.7%
South Korean Won	1.6%
Danish Krone	1.4%
All Other Currencies	5.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—28.4%
	Belgium—1.7%
	Anheuser-Busch InBev N.V. (Beverages)	52,189	$2,973

	Denmark—1.8%
	Novo Nordisk A/S (Pharmaceuticals)	25,539	3,209

	Finland—1.4%
	Kone Oyj (Machinery)	43,145	2,482

	France—7.1%
	Air Liquide S.A. (Chemicals)	4,725	628
	AXA S.A. (Insurance)	93,565	1,955
	BNP Paribas (Commercial banks)	33,640	2,461
	Cie Generale des Etablissements Michelin (Auto components)	24,761	2,091
	L’Oreal S.A. (Personal products)	19,402	2,260
	Schneider Electric S.A. (Electrical equipment)	10,551	1,803
	Veolia Environnement (Multi-utilities)	42,757	1,330

			12,528

	Germany—4.5%
	BASF SE (Chemicals)	10,961	948
	Bayer AG (Pharmaceuticals)	18,299	1,417
	MAN SE (Machinery)	21,630	2,698
	SAP AG (Software)	48,429	2,965

			8,028

	Ireland—1.4%
	Ryanair Holdings plc—ADR (Airlines)	89,674	2,493

	Israel—1.3%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	46,900	2,353

	Italy—2.0%
	Saipem SpA (Energy equipment & services)	67,824	3,605

	Spain—1.0%
	Banco Santander S.A. (Commercial banks)	151,638	1,760

	Sweden—1.0%
	Atlas Copco AB (Machinery)	65,013	1,728

	Switzerland—5.2%
*	ABB, Ltd. (Electrical equipment)	104,135	2,501
	Julius Baer Group, Ltd. (Capital markets)	35,714	1,550
	Syngenta AG (Chemicals)	6,949	2,258
	Xstrata plc (Metals & mining)	26,764	626
	Zurich Financial Services AG (Insurance)	8,198	2,295

			9,230

	United Kingdom—19.5%
	Amlin plc (Insurance)	131,740	807
	Antofagasta plc (Metals & mining)	99,871	2,181
*	Autonomy Corporation plc (Software)	45,765	1,167
	Barclays plc (Commercial banks)	300,813	1,339

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.5%—(continued)
	BG Group plc (Oil, gas & consumable fuels)	148,875	$3,704
	British Sky Broadcasting Group plc (Media)	217,983	2,885
	Burberry Group plc (Textiles, apparel & luxury goods)	99,472	1,873
	Centrica plc (Multi-utilities)	305,355	1,593
	Experian plc (Professional services)	139,941	1,733
	HSBC Holdings plc (Commercial banks)	188,696	1,983
	Johnson Matthey plc (Chemicals)	51,864	1,548
	Petrofac, Ltd. (Energy equipment & services)	81,571	1,948
	Prudential plc (Insurance)	227,886	2,583
*	Rolls-Royce Group plc (Aerospace & defense)	244,220	2,425
	Rotork plc (Machinery)	42,765	1,198
	Tullow Oil plc (Oil, gas & consumable fuels)	98,368	2,285
	Vodafone Group plc (Wireless telecommunication services)	800,721	2,267
	WPP plc (Media)	95,047	1,172

			34,691

	Japan—12.6%
	Dena Co., Ltd. (Internet & catalog retail)	18,400	665
	Fanuc, Ltd. (Machinery)	14,600	2,210
	Keyence Corporation (Electronic equipment, instruments & components)	8,100	2,073
	Komatsu, Ltd. (Machinery)	95,900	3,257
	Mitsubishi Corporation (Trading companies & distributors)	97,300	2,701
	Mitsubishi Electric Corporation (Electrical equipment)	138,000	1,629
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	355,700	1,642
	Nitori Co., Ltd. (Specialty retail)	9,850	866
	Nitto Denko Corporation (Chemicals)	25,200	1,336
	Softbank Corporation (Wireless telecommunication services)	74,100	2,958
	Sony Financial Holdings, Inc. (Insurance)	66,400	1,317
	Yahoo! Japan Corporation (Internet software & services)	4,563	1,632

			22,286

	Canada—10.7%
	Agrium, Inc. (Chemicals)†	17,617	1,626
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	74,730	2,426
	Canadian National Railway Co. (Road & rail)†	42,303	3,184
	Goldcorp, Inc. (Metals & mining)†	45,284	2,255
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	9,912	584
	Saputo, Inc. (Food products)	37,819	1,707
	The Toronto-Dominion Bank (Commercial banks)	39,481	3,494
	Thomson Reuters Corporation (Media)	33,356	1,309
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	54,899	2,490

			19,075

	Emerging Asia—10.3%
	China—3.9%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	614,000	1,249
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	532,000	2,507
	CNOOC, Ltd. (Oil, gas & consumable fuels)	883,000	2,225
	Weichai Power Co., Ltd. (Machinery)	167,000	1,014

			6,995

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—10.3%—(continued)
	India—2.3%
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	195,922	$1,542
	Infosys Technologies, Ltd. (IT services)	35,072	2,549

			4,091

	Indonesia—0.7%
	PT Bank Rakyat Indonesia (Commercial banks)	1,770,000	1,169

	South Korea—3.4%
	Hyundai Motor Co. (Automobiles)	13,934	2,579
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,623	2,228
	Samsung Engineering Co., Ltd. (Construction & engineering)	6,174	1,176

			5,983

	Emerging Latin America—7.5%
	Brazil—4.6%
	BM&F BOVESPA S.A. (Diversified financial services)	206,571	1,499
	Embraer S.A.—ADR (Aerospace & defense)	39,877	1,344
	Petroleo Brasileiro S.A.—ADR (Oil, gas & consumable fuels)	38,825	1,570
	Vale S.A.—ADR (Metals & mining)	52,156	1,740
	Weg S.A. (Machinery)	149,700	1,971

			8,124

	Mexico—2.3%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	37,723	2,192
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	637,700	1,914

			4,106

	Panama—0.6%
	Copa Holdings S.A. Class “A” (Airlines)†	20,708	1,093

	Asia—4.6%
	Australia—1.7%
	BHP Billiton, Ltd.—ADR (Metals & mining)	32,063	3,074

	Hong Kong—2.1%
	Li & Fung, Ltd. (Distributors)	344,000	1,762
	Noble Group, Ltd. (Trading companies & distributors)	1,086,727	1,845

			3,607

	Singapore—0.8%
	CapitaLand, Ltd. (Real estate management & development)	561,000	1,469

	Total Common Stocks—93.6% (cost $128,149)		166,152

	Preferred Stock
	Brazil—1.2%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	125,193	2,186

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Preferred Stock—(continued)
Total Preferred Stock—1.2% (cost $1,574)		2,186

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $7,810, collateralized by FNMA, 0.500%, due 10/30/12	$7,810	$7,810

Total Repurchase Agreement—4.4% (cost $7,810)		7,810

Total Investments—99.2% (cost $137,533)		176,148
Cash and other assets, less liabilities—0.8%		1,400

Net assets—100.0%		$177,548

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	24.1%
Financials	18.4%
Energy	12.8%
Materials	11.2%
Consumer Discretionary	10.5%
Information Technology	7.5%
Consumer Staples	5.3%
Telecommunication Services	4.4%
Health Care	4.1%
Utilities	1.7%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.8%
Euro	18.6%
U.S. Dollar	15.4%
Japanese Yen	13.2%
Hong Kong Dollar	6.4%
Canadian Dollar	5.4%
Swiss Franc	5.1%
South Korean Won	3.6%
Brazilian Real	3.4%
Indian Rupee	2.4%
Singapore Dollar	2.0%
Danish Krone	1.9%
Mexican Peso	1.1%
Swedish Krona	1.0%
All Other Currencies	0.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—24.9%
	Denmark—1.0%
	FLSmidth & Co. A/S (Construction & engineering)	85,011	$7,242

	Finland—1.2%
	Nokian Renkaat Oyj (Auto components)	199,748	8,501

	Germany—7.0%
	Aixtron AG (Semiconductors & semiconductor equipment)	299,601	13,118
	Gerry Weber International AG (Textiles, apparel & luxury goods)	15,598	908
	MTU Aero Engines Holding AG (Aerospace & defense)	188,317	12,770
	Wincor Nixdorf AG (Computers & peripherals)	245,743	19,896
	Wirecard AG (IT services)	247,282	4,435

			51,127

	Ireland—1.6%
	Paddy Power plc (Hotels, restaurants & leisure)	266,693	11,679

	Italy—3.0%
	DiaSorin SpA (Health care equipment & supplies)	81,886	3,603
	Tod’s SpA (Textiles, apparel & luxury goods)	156,708	18,467

			22,070

	Netherlands—2.0%
	BinckBank N.V. (Capital markets)	138,039	2,404
	Gemalto N.V. (Computers & peripherals)	244,387	12,020

			14,424

	Spain—3.5%
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	119,404	7,107
	Tecnicas Reunidas S.A. (Energy equipment & services)	120,661	7,254
	Viscofan S.A. (Food products)	295,044	11,708

			26,069

	Sweden—2.6%
	Elekta AB (Health care equipment & supplies)	195,025	7,799
	JM AB (Household durables)	211,878	5,639
	Mekonomen AB (Specialty retail)	76,392	2,905
	NIBE Industrier AB (Building products)	153,610	2,634

			18,977

	Switzerland—3.0%
*	Dufry Group (Specialty retail)	15,599	1,795
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	23,753	1,107
	Partners Group Holding AG (Capital markets)	84,012	16,062
*	Temenos Group AG (Software)	91,059	3,450

			22,414

	Japan—18.7%
	Aeon Delight Co., Ltd. (Commercial services & supplies)	107,600	1,798
	Ain Pharmaciez, Inc. (Food & staples retailing)	118,400	4,142
	CyberAgent, Inc. (Media)	2,769	9,754
	Dena Co., Ltd. (Internet & catalog retail)	295,400	10,672
	Dr Ci:Labo Co., Ltd. (Personal products)	906	3,355

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.7%—(continued)
	EPS Co., Ltd. (Life sciences tools & services)	714	$1,671
	Exedy Corporation (Auto components)	490,900	14,742
	F.C.C. Co., Ltd. (Auto components)	342,409	8,233
	Gree, Inc. (Internet software & services)	714,830	11,988
	K’s Holdings Corporation (Specialty retail)	331,100	9,553
	Kakaku.com, Inc. (Internet software & services)	771	4,296
	Miraca Holdings, Inc. (Health care providers & services)	393,900	15,083
	Nabtesco Corporation (Machinery)	342,000	8,602
	Nitori Co., Ltd. (Specialty retail)	59,200	5,203
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,080	5,421
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	82,800	7,147
	Start Today Co., Ltd. (Internet & catalog retail)	433,800	6,712
	United Arrows, Ltd. (Specialty retail)	59,700	782
	USS Co., Ltd. (Specialty retail)	99,020	7,702

			136,856

	Emerging Asia—17.2%
	China—8.5%
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	3,369,559	9,097
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	4,381,429	8,449
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	2,392,297	2,802
*	E-Commerce China Dangdang, Inc.—ADR (Internet & catalog retail)	43,716	902
	Great Wall Motor Co., Ltd. (Automobiles)	4,242,750	7,843
	Haitian International Holdings, Ltd. (Machinery)	6,298,496	8,097
	Hengdeli Holdings, Ltd. (Specialty retail)	10,648,000	5,613
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	117,858	1,568
	Lonking Holdings, Ltd. (Machinery)	9,319,000	6,553
	Minth Group, Ltd. (Auto components)	3,203,384	5,370
*	Noah Holdings, Ltd.—ADR (Capital markets)	78,349	1,146
*	Simcere Pharmaceutical Group—ADR (Pharmaceuticals)	76,178	984
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	148,745	2,300
*	Youku.com, Inc.—ADR (Internet software & services)	33,011	1,568

			62,292

	India—1.7%
	eClerx Services, Ltd. (Professional services)	254,505	3,681
	Ipca Laboratories, Ltd. (Pharmaceuticals)	277,966	1,874
*	Oberoi Realty, Ltd. (Real estate management & development)	285,065	1,627
	Shriram Transport Finance Co., Ltd. (Consumer finance)	287,999	5,141

			12,323

	Indonesia—2.7%
*	PT Harum Energy Tbk (Oil, gas & consumable fuels)	6,900,000	7,092
*	PT Indofood CBP Sukses Makmur Tbk (Food products)	4,637,000	2,823
	PT Kalbe Farma Tbk (Pharmaceuticals)	15,555,000	6,074
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	14,228,000	3,717

			19,706

	South Korea—1.1%
	Halla Climate Control Corporation (Auto components)	440,728	8,417

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—17.2%—(continued)
	Taiwan—2.8%
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,670,000	$5,230
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,627,000	7,165
	TSRC Corporation (Chemicals)	2,198,000	5,643
	TXC Corporation (Electronic equipment, instruments & components)	1,318,269	2,448

			20,486

	Thailand—0.4%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	1,537,300	2,630

	United Kingdom—16.8%
	Abcam plc (Biotechnology)	998,228	6,037
	Aggreko plc (Commercial services & supplies)	152,326	3,851
	Aveva Group plc (Software)	271,202	7,026
	Babcock International Group plc (Commercial services & supplies)	1,194,717	11,902
*	Blinkx plc (Internet software & services)	1,336,524	2,144
*	Carphone Warehouse Group plc (Specialty retail)	864,182	5,046
	Dunelm Group plc (Specialty retail)	459,090	2,827
*	EnQuest plc (Oil, gas & consumable fuels)	3,346,549	7,317
	Fidessa Group plc (Software)	99,857	2,803
	Hargreaves Lansdown plc (Capital markets)	483,994	4,736
	IG Group Holdings plc (Diversified financial services)	414,062	3,033
*	Imagination Technologies Group plc (Computers & peripherals)	536,582	3,695
	Intertek Group plc (Professional services)	129,722	4,233
	John Wood Group plc (Energy equipment & services)	701,581	7,175
	Lancashire Holdings, Ltd. (Insurance)	1,133,797	10,868
	Meggitt plc (Aerospace & defense)	1,078,045	5,930
	Michael Page International plc (Professional services)	434,774	3,585
*	Ocado Group plc (Internet & catalog retail)	176,333	645
	Restaurant Group plc (Hotels, restaurants & leisure)	383,791	1,847
	Serco Group plc (Commercial services & supplies)	788,019	7,054
	Spirax-Sarco Engineering plc (Machinery)	186,676	5,807
*	Sports Direct International plc (Specialty retail)	353,018	1,028
*	Telecity Group plc (Internet software & services)	254,738	2,078
	Ultra Electronics Holdings plc (Aerospace & defense)	266,971	7,375
	Victrex plc (Chemicals)	235,482	5,100

			123,142

	Canada—4.7%
	Canadian Western Bank (Commercial banks)	376,700	12,103
*	Eastern Platinum, Ltd. (Metals & mining)	1,803,000	2,418
	Home Capital Group, Inc. (Thrifts & mortgage finance)	92,896	5,453
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	356,014	5,409
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	237,737	9,009

			34,392

	Emerging Europe, Mid-East, Africa—4.2%
	Egypt—0.1%
	Ghabbour Auto (Automobiles)	243,831	1,102

	South Africa—2.4%
	Capitec Bank Holdings, Ltd. (Commercial banks)	17,309	430

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—4.2%—(continued)
	South Africa—2.4%—(continued)
	Clicks Group, Ltd. (Multiline retail)	1,587,369	$9,986
	Mr Price Group, Ltd. (Specialty retail)	782,097	7,081

			17,497

	Turkey—1.2%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	980,275	5,536
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	1,989,135	3,478

			9,014

	United Arab Emirates—0.5%
*	Aramex Co. (Air freight & logistics)	7,033,580	3,447

	Emerging Latin America—3.8%
	Brazil—2.8%
*	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	56,896	793
	Brasil Brokers Participacoes S.A. (Real estate management & development)	405,300	2,110
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	435,300	7,199
	Drogasil S.A. (Food & staples retailing)	313,400	2,449
	OdontoPrev S.A. (Health care providers & services)	358,200	5,854
	Tegma Gestao Logistica S.A. (Road & rail)	142,600	2,221

			20,626

	Mexico—1.0%
*	Compartamos S.A.B. de C.V. (Consumer finance)	643,628	1,160
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,808,220	4,089
*	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	630,487	2,035

			7,284

	Asia—3.5%
	Australia—1.9%
	Cochlear, Ltd. (Health care equipment & supplies)	112,097	9,623
	Iress Market Technology, Ltd. (IT services)	443,325	4,287

			13,910

	Hong Kong—1.3%
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	3,506,000	5,815
	Value Partners Group, Ltd. (Capital markets)	3,896,000	3,681

			9,496

	Singapore—0.3%
	Goodpack, Ltd. (Air freight & logistics)	1,188,000	1,828

	Total Common Stocks—93.8% (cost $566,960)		686,951

	Preferred Stock
	Brazil—0.4%
	Marcopolo S.A. (Machinery)	680,600	2,852

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Preferred Stock—(continued)
Total Preferred Stock—0.4% (cost $2,052)		2,852

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	$661

Total Convertible Bond—0.1% (cost $497)		661

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $39,546, collateralized by FNMA, 0.500%, due 10/30/12	39,546	39,546

Total Repurchase Agreement—5.4% (cost $39,546)		39,546

Total Investments—99.7% (cost $609,055)		730,010
Cash and other assets, less liabilities—0.3%		2,312

Net assets—100.0%		$732,322

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.09% of the Fund’s net assets at March 31, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.09% of the net assets at March 31, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	28.6%
Information Technology	17.5%
Industrials	17.2%
Financials	12.5%
Health Care	10.8%
Energy	6.3%
Consumer Staples	4.4%
Materials	1.9%
Telecommunication Services	0.8%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

Japanese Yen	19.8%
Euro	19.4%
British Pound Sterling	17.8%
Hong Kong Dollar	9.2%
Canadian Dollar	5.0%
Brazilian Real	3.5%
Swiss Franc	3.2%
New Taiwan Dollar	3.0%
Indonesian Rupiah	2.9%
Swedish Krona	2.7%
South African Rand	2.5%
Australian Dollar	2.0%
Indian Rupee	1.8%
Turkish Lira	1.3%
U.S. Dollar	1.2%
South Korean Won	1.2%
Mexican Peso	1.1%
Danish Krone	1.1%
All Other Currencies	1.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—53.7%
	China—16.6%
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	1,579,949	$4,266
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	1,971,078	3,801
	Anhui Conch Cement Co., Ltd. (Construction materials)	1,938,000	12,121
	Anta Sports Products, Ltd. (Textiles, apparel & luxury goods)	1,691,000	2,626
*	Baidu, Inc.—ADR (Internet software & services)	115,588	15,929
	Belle International Holdings, Ltd. (Specialty retail)	6,238,000	11,436
	China Vanke Co., Ltd. (Real estate management & development)	7,376,349	9,673
	China Yurun Food Group, Ltd. (Food products)	1,619,000	5,432
	CNOOC, Ltd. (Oil, gas & consumable fuels)	15,579,000	39,255
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	2,392,360	2,802
	Dongfeng Motor Group Co., Ltd. (Automobiles)	6,668,000	11,350
*	E-Commerce China Dangdang, Inc.—ADR (Internet & catalog retail)	50,514	1,042
	Great Wall Motor Co., Ltd. (Automobiles)	2,780,000	5,139
	Haitian International Holdings, Ltd. (Machinery)	1,828,185	2,350
	Hengdeli Holdings, Ltd. (Specialty retail)	3,740,000	1,971
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	43,085,580	35,782
	Lonking Holdings, Ltd. (Machinery)	7,438,000	5,231
	Minth Group, Ltd. (Auto components)	958,000	1,606
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	1,181,400	3,372
	Weichai Power Co., Ltd. (Machinery)	1,994,088	12,113
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	129,898	2,008
*	Youku.com, Inc.—ADR (Internet software & services)	37,965	1,804
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	742,861	2,817

			193,926

	India—7.3%
	Asian Paints, Ltd. (Chemicals)	92,208	5,223
	Axis Bank, Ltd. (Commercial banks)	265,085	8,345
	Bajaj Auto, Ltd. (Automobiles)	149,218	4,896
	Dabur India, Ltd. (Personal products)	810,002	1,745
	Housing Development Finance Corporation (Thrifts & mortgage finance)	301,005	4,733
	Infosys Technologies, Ltd. (IT services)	347,442	25,253
	Lupin, Ltd. (Pharmaceuticals)	329,486	3,078
	Nestle India, Ltd. (Food products)	78,363	6,496
	Shriram Transport Finance Co., Ltd. (Consumer finance)	242,730	4,333
	Sun TV Network, Ltd. (Media)	296,721	2,989
	Tata Motors, Ltd. (Machinery)	664,755	18,608

			85,699

	Indonesia—5.1%
	PT Astra International Tbk (Automobiles)	610,500	3,997
	PT Bank Rakyat Indonesia (Commercial banks)	17,680,500	11,675
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	1,814,500	9,627
	PT Kalbe Farma Tbk (Pharmaceuticals)	10,808,500	4,220
	PT Perusahaan Gas Negara (Gas utilities)	24,702,000	11,064
	PT Unilever Indonesia Tbk (Household products)	5,877,000	10,327
	PT United Tractors Tbk (Machinery)	1,118,000	2,786
*	PT XL Axiata Tbk (Diversified telecommunication services)	8,776,500	5,493

			59,189

	Malaysia—3.6%
*	Axiata Group Bhd (Wireless telecommunication services)	6,981,300	11,041

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—53.7%—(continued)
	Malaysia—3.6%—(continued)
	CIMB Group Holdings Bhd (Commercial banks)	6,373,900	$17,257
	Genting Bhd (Hotels, restaurants & leisure)	2,669,800	9,731
	Kuala Lumpur Kepong Bhd (Food products)	579,500	4,056

			42,085

	Papua New Guinea—1.2%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,982,216	14,598

	Philippines—0.3%
	Alliance Global Group, Inc. (Food & staples retailing)	10,814,200	2,970

	South Korea—10.8%
	Honam Petrochemical Corporation (Chemicals)	50,374	17,795
	Hyundai Mobis (Auto components)	71,831	21,445
	Hyundai Motor Co. (Automobiles)	146,969	27,198
	LG Household & Health Care, Ltd. (Household products)	26,188	9,824
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	29,067	24,696
	Samsung Engineering Co., Ltd. (Construction & engineering)	84,941	16,184
*	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	41,886	9,260

			126,402

	Taiwan—6.6%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	7,484,992	26,217
	HTC Corporation (Communications equipment)	458,000	17,911
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,416,000	4,435
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	323,000	8,886
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,260,000	5,549
	TSRC Corporation (Chemicals)	1,731,000	4,444
	Yuanta Financial Holding Co., Ltd. (Capital markets)	13,218,000	9,507

			76,949

	Thailand—2.2%
	CP ALL PCL (Food & staples retailing)	9,725,300	12,862
	Kasikornbank PCL (Commercial banks)	2,877,200	12,510
	Minor International PCL (Hotels, restaurants & leisure)	2,223,900	882

			26,254

	Emerging Latin America—25.4%
	Brazil—14.2%
	BR Malls Participacoes S.A. (Real estate management & development)	912,900	9,506
	BR Properties S.A. (Real estate management & development)	178,345	1,874
	CETIP S.A. - Balcao Organizado de Ativos e Derivativos (Capital markets)	392,500	6,491
	Cia de Bebidas das Americas—ADR (Beverages)	1,065,322	30,159
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	315,900	9,171
	Cia Hering (Specialty retail)	308,700	5,672
	CPFL Energia S.A.—ADR (Electric utilities)	64,304	5,621
	Diagnosticos da America S.A. (Health care providers & services)	236,900	3,047
	Drogasil S.A. (Food & staples retailing)	385,400	3,012
	Embraer S.A.—ADR (Aerospace & defense)	394,714	13,302
	Lojas Renner S.A. (Multiline retail)	187,500	6,074
	Natura Cosmeticos S.A. (Personal products)	272,800	7,686

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—25.4%—(continued)
	Brazil—14.2%—(continued)
	OdontoPrev S.A. (Health care providers & services)	284,800	$4,654
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,098,800	13,225
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	718,700	4,032
	Sul America S.A. (Insurance)	251,957	3,148
	Totvs S.A. (Software)	259,600	4,985
	Tractebel Energia S.A. (Independent power producers & energy traders)	741,400	12,534
	Vale S.A.—ADR (Metals & mining)	656,347	21,889

			166,082

	Chile—1.7%
	Banco Santander Chile—ADR (Commercial banks)	202,631	17,578
	Lan Airlines S.A. (Airlines)	91,452	2,356

			19,934

	Colombia—0.7%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	288,760	8,012

	Mexico—7.7%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	13,885,100	40,379
	Coca-Cola Femsa S.A.B. de C.V.—ADR (Beverages)	85,535	6,585
*	Compartamos S.A.B. de C.V. (Consumer finance)	1,669,016	3,007
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,695,434	3,834
*	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	639,866	2,066
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	3,056,328	11,460
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	7,370,500	22,122

			89,453

	Peru—1.1%
	Credicorp, Ltd. (Commercial banks)†	123,836	12,994

	Emerging Europe, Mid-East, Africa—12.2%
	Qatar—1.5%
	Industries Qatar QSC (Industrial conglomerates)	300,614	11,327
	Qatar National Bank S.A.Q. (Commercial banks)	170,564	6,426

			17,753

	Russia—1.7%
	Magnit OAO (Food & staples retailing)†	95,358	13,355
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	165,331	6,969

			20,324

	South Africa—7.6%
	Clicks Group, Ltd. (Multiline retail)	1,254,723	7,894
	Mr Price Group, Ltd. (Specialty retail)	612,000	5,541
	MTN Group, Ltd. (Wireless telecommunication services)	1,201,027	24,246
	Naspers, Ltd. (Media)	156,682	8,430
	Sasol, Ltd. (Oil, gas & consumable fuels)	208,152	12,046
	Shoprite Holdings, Ltd. (Food & staples retailing)	457,865	7,023
	Standard Bank Group, Ltd. (Commercial banks)	849,500	13,059
	Truworths International, Ltd. (Specialty retail)	758,997	7,910

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—12.2%—(continued)
South Africa—7.6%—(continued)
Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	160,725	$2,566

		88,715

Turkey—1.4%
Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	827,896	4,676
Turkiye Halk Bankasi A.S. (Commercial banks)	1,471,062	11,385

		16,061

Total Common Stocks—91.3% (cost $866,323)		1,067,400

Preferred Stocks
Brazil—4.5%
Itau Unibanco Holding S.A. (Commercial banks)	761,754	18,150
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,739,815	30,381
Randon Participacoes S.A. (Machinery)	530,099	3,620

		52,151

Total Preferred Stocks—4.5% (cost $47,079)		52,151

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	1,104

Total Convertible Bond—0.1% (cost $831)		1,104

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $30,329, collateralized by FNMA, 0.500%, due 10/30/12	30,329	30,329

Total Repurchase Agreement—2.6% (cost $30,329)		30,329
Total Investments—98.5% (cost $944,562)		1,150,984
Cash and other assets, less liabilities—1.5%		17,418

Net assets—100.0%		$1,168,402

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.09% of the Fund’s net assets at March 31, 2011.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.09% of the net assets at March 31, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	20.2%
Consumer Discretionary	14.3%
Consumer Staples	13.6%
Information Technology	12.8%
Energy	11.4%
Industrials	9.2%
Telecommunication Services	7.2%
Materials	6.5%
Utilities	2.6%
Health Care	2.2%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	15.5%
U.S. Dollar	13.3%
Brazilian Real	13.2%
South Korean Won	11.3%
South African Rand	7.9%
Indian Rupee	7.6%
Mexican Peso	7.4%
New Taiwan Dollar	6.9%
Indonesian Rupiah	5.3%
Malaysian Ringgit	3.8%
Thai Baht	2.3%
Qatari Rial	1.6%
Turkish Lira	1.4%
Australian Dollar	1.3%
All Other Currencies	1.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—58.9%
	China—20.4%
	Anhui Conch Cement Co., Ltd. (Construction materials)	224,000	$1,401
*	Baidu, Inc.—ADR (Internet software & services)	15,016	2,069
	Belle International Holdings, Ltd. (Specialty retail)	884,000	1,621
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	385,500	1,816
	China Vanke Co., Ltd. (Real estate management & development)	548,300	719
	China Yurun Food Group, Ltd. (Food products)	202,000	678
	CNOOC, Ltd. (Oil, gas & consumable fuels)	1,800,000	4,536
	Dongfeng Motor Group Co., Ltd. (Automobiles)	158,000	269
	Great Wall Motor Co., Ltd. (Automobiles)	579,000	1,070
	Hengan International Group Co., Ltd. (Personal products)	37,000	275
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	4,431,000	3,680
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	130,500	1,323
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	280,000	799
	Weichai Power Co., Ltd. (Machinery)	85,000	516

			20,772

	India—6.2%
	HDFC Bank, Ltd. (Commercial banks)	21,093	1,110
	Housing Development Finance Corporation (Thrifts & mortgage finance)	26,519	417
	Infosys Technologies, Ltd. (IT services)	17,968	1,306
	ITC, Ltd. (Tobacco)	307,401	1,255
	Jindal Steel & Power, Ltd. (Metals & mining)	32,204	504
	Lupin, Ltd. (Pharmaceuticals)	34,039	318
	Tata Motors, Ltd. (Machinery)	48,588	1,360

			6,270

	Indonesia—4.8%
	PT Astra International Tbk (Automobiles)	194,500	1,273
	PT Bank Rakyat Indonesia (Commercial banks)	996,000	658
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	147,250	781
	PT Indofood Sukses Makmur Tbk (Food products)	659,500	409
	PT United Tractors Tbk (Machinery)	345,000	860
*	PT XL Axiata Tbk (Diversified telecommunication services)	1,435,500	898

			4,879

	Malaysia—3.7%
*	Axiata Group Bhd (Wireless telecommunication services)	975,800	1,543
	CIMB Group Holdings Bhd (Commercial banks)	460,700	1,247
	Genting Bhd (Hotels, restaurants & leisure)	262,800	958

			3,748

	Papua New Guinea—0.8%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	106,232	782

	South Korea—12.4%
	Honam Petrochemical Corporation (Chemicals)	6,007	2,122
	Hyundai Mobis (Auto components)	7,559	2,257
	Hyundai Motor Co. (Automobiles)	11,652	2,156
	LG Household & Health Care, Ltd. (Household products)	3,600	1,350
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	2,556	2,172
	Samsung Engineering Co., Ltd. (Construction & engineering)	6,694	1,275

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—58.9%—(continued)
	South Korea—12.4%—(continued)
*	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	5,711	$1,263

			12,595

	Taiwan—7.0%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	515,000	1,804
	HTC Corporation (Communications equipment)	77,000	3,011
*	TPK Holding Co., Ltd. (Electronic equipment, instruments & components)	40,000	1,101
	Yuanta Financial Holding Co., Ltd. (Capital markets)	1,755,000	1,262

			7,178

	Thailand—3.6%
	CP ALL PCL (Food & staples retailing)	1,039,400	1,375
	Kasikornbank PCL (Commercial banks)	529,500	2,302

			3,677

	Emerging Latin America—21.0%
	Brazil—11.4%
	Cia de Bebidas das Americas—ADR (Beverages)	89,251	2,527
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	51,000	1,481
	CPFL Energia S.A.—ADR (Electric utilities)	5,438	475
	Embraer S.A.—ADR (Aerospace & defense)	27,903	940
	Natura Cosmeticos S.A. (Personal products)	44,700	1,259
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	127,100	1,530
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	133,500	749
	Tractebel Energia S.A. (Independent power producers & energy traders)	68,100	1,151
	Vale S.A.—ADR (Metals & mining)	44,735	1,492

			11,604

	Chile—1.2%
	Banco Santander Chile—ADR (Commercial banks)	14,576	1,265

	Colombia—1.0%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	36,699	1,018

	Mexico—6.2%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	27,626	1,605
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	247,400	1,165
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	267,426	1,003
	Mexichem S.A.B. de C.V. (Chemicals)	191,600	720
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	596,100	1,789

			6,282

	Peru—1.2%
	Credicorp, Ltd. (Commercial banks)†	11,592	1,216

	Emerging Europe, Mid-East, Africa—13.3%
	Qatar—1.7%
	Industries Qatar QSC (Industrial conglomerates)	30,402	1,145
	Qatar National Bank S.A.Q. (Commercial banks)	13,937	525

			1,670

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—13.3%—(continued)
	Russia—5.5%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	47,940	$1,344
	Sberbank of Russian Federation (Commercial banks)†	835,130	3,139
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	26,250	1,106

			5,589

	South Africa—6.1%
	MTN Group, Ltd. (Wireless telecommunication services)	89,054	1,798
	Naspers, Ltd. (Media)	33,000	1,775
	Sasol, Ltd. (Oil, gas & consumable fuels)	24,639	1,426
	Shoprite Holdings, Ltd. (Food & staples retailing)	81,149	1,245

			6,244

	Total Common Stocks—93.2% (cost $83,501)		94,789

	Preferred Stocks
	Brazil—5.8%
	Itau Unibanco Holding S.A. (Commercial banks)	84,985	2,025
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	219,155	3,827

			5,852

	Total Preferred Stocks—5.8% (cost $5,212)		5,852

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $1,611, collateralized by FNMA, 0.500%, due 10/30/12	$1,611	1,611

	Total Repurchase Agreement—1.6% (cost $1,611)		1,611

	Total Investments—100.6% (cost $90,324)		102,252
	Liabilities, plus cash and other assets—(0.6)%		(578)

	Net assets—100.0%		$101,674

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.2%
Energy	15.6%
Consumer Staples	14.5%
Consumer Discretionary	12.1%
Information Technology	11.4%
Industrials	7.5%
Materials	7.2%
Telecommunication Services	5.8%
Utilities	1.6%
Health Care	1.1%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	18.6%
U.S. Dollar	17.1%
South Korean Won	12.5%
Brazilian Real	11.9%
New Taiwan Dollar	7.1%
Indian Rupee	6.2%
South African Rand	6.2%
Indonesian Rupiah	4.9%
Mexican Peso	4.6%
Malaysian Ringgit	3.7%
Thai Baht	3.7%
Qatari Rial	1.7%
Canadian Dollar	1.0%
All Other Currencies	0.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—34.3%
	Associated Banc-Corp	154,895	$2,300
	Berkshire Hills Bancorp, Inc.	85,810	1,789
	BioMed Realty Trust, Inc.	125,335	2,384
	Brandywine Realty Trust	150,285	1,825
	CoBiz Financial, Inc.	118,483	824
	DuPont Fabros Technology, Inc.	76,360	1,852
*	Eagle Bancorp, Inc.	123,737	1,739
	Education Realty Trust, Inc.	305,275	2,451
	Employers Holdings, Inc.	105,410	2,178
	Excel Trust, Inc.	160,055	1,887
	First Potomac Realty Trust	111,592	1,758
	FirstMerit Corporation	121,687	2,076
	Hancock Holding Co.	64,350	2,113
	Highwoods Properties, Inc.	52,850	1,850
	Home Properties, Inc.	17,070	1,006
	LaSalle Hotel Properties	85,362	2,305
	MarketAxess Holdings, Inc.	89,140	2,157
	Meadowbrook Insurance Group, Inc.	175,490	1,816
	Mid-America Apartment Communities, Inc.	29,630	1,902
*	National Financial Partners Corporation	129,465	1,910
	National Retail Properties, Inc.	83,280	2,176
	Old National Bancorp	184,717	1,980
	Platinum Underwriters Holdings, Ltd.†	46,505	1,771
*	ProAssurance Corporation	32,000	2,028
	Prosperity Bancshares, Inc.	63,740	2,726
*	Safeguard Scientifics, Inc.	172,480	3,510
	Sandy Spring Bancorp, Inc.	107,490	1,984
*	SVB Financial Group	33,150	1,887
	The Hanover Insurance Group, Inc.	59,320	2,684
	Washington Federal, Inc.	93,955	1,629
	Webster Financial Corporation	100,255	2,149
	WSFS Financial Corporation	43,977	2,071

			64,717

	Industrials—16.8%
	Alexander & Baldwin, Inc.	47,725	2,179
	Ameron International Corporation	25,720	1,795
	Belden, Inc.	47,725	1,792
	Cubic Corporation	36,770	2,114
*	EMCOR Group, Inc.	81,870	2,535
	ESCO Technologies, Inc.	58,260	2,223
	G&K Services, Inc. Class “A”	90,455	3,008
*	Global Defense Technology & Systems, Inc.	55,763	1,351
*	Hawaiian Holdings, Inc.	232,440	1,397
*	Kadant, Inc.	88,530	2,319
	Kaydon Corporation	59,770	2,342
	L.B. Foster Co. Class “A”	47,470	2,046
	Quanex Building Products Corporation	85,680	1,682
	Robbins & Myers, Inc.	61,625	2,834
	TAL International Group, Inc.	59,610	2,162

			31,779

	Consumer Discretionary—10.8%
*	AFC Enterprises, Inc.	115,917	1,754

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Ameristar Casinos, Inc.	136,350	$2,420
	Chico’s FAS, Inc.	164,215	2,447
*	Gaylord Entertainment Co.	51,535	1,787
*	Kirkland’s, Inc.	98,940	1,528
	Meredith Corporation	48,110	1,632
*	Pacific Sunwear of California, Inc.	427,245	1,542
	PEP Boys-Manny Moe & Jack	202,252	2,571
*	Pinnacle Entertainment, Inc.	136,415	1,858
	Ryland Group, Inc.	54,865	872
	The Jones Group, Inc.	139,520	1,918

			20,329

	Energy—9.3%
	Berry Petroleum Co. Class “A”	60,439	3,049
*	Complete Production Services, Inc.	61,820	1,967
*	Forest Oil Corporation	87,098	3,295
*	Key Energy Services, Inc.	156,370	2,432
*	Magnum Hunter Resources Corporation	276,016	2,365
*	Northern Oil and Gas, Inc.	55,773	1,489
	SM Energy Co.	39,525	2,932

			17,529

	Information Technology—9.0%
	ADTRAN, Inc.	42,855	1,820
*	Avid Technology, Inc.	112,586	2,511
*	Digital River, Inc.	58,165	2,177
	Earthlink, Inc.	296,535	2,322
*	Integrated Device Technology, Inc.	274,815	2,025
*	j2 Global Communications, Inc.	81,995	2,420
*	Parametric Technology Corporation	101,535	2,283
*	Ultra Clean Holdings	142,533	1,474

			17,032

	Utilities—6.1%
	Chesapeake Utilities Corporation	48,655	2,025
	Cleco Corporation	72,900	2,500
	Portland General Electric Co.	101,185	2,405
	UIL Holdings Corporation	72,130	2,202
	WGL Holdings, Inc.	61,495	2,398

			11,530

	Materials—5.9%
	Minerals Technologies, Inc.	35,555	2,436
	PolyOne Corporation	201,630	2,865
*	RTI International Metals, Inc.	62,940	1,961
	Sensient Technologies Corporation	52,435	1,879
	Silgan Holdings, Inc.	52,275	1,994

			11,135

	Health Care—4.9%
*	CONMED Corporation	51,600	1,356
*	Greatbatch, Inc.	54,165	1,433
	Invacare Corporation	65,565	2,040

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Magellan Health Services, Inc.	51,440	$2,525
*	Mednax, Inc.	27,803	1,852

			9,206

	Consumer Staples—1.9%
	J&J Snack Foods Corporation	31,292	1,473
	Spartan Stores, Inc.	151,600	2,242

			3,715

	Total Common Stocks—99.0% (cost $157,700)		186,972

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $1,243, collateralized by FNMA, 0.500%, due 10/30/12	$1,243	1,243

	Total Repurchase Agreement—0.7% (cost $1,243)		1,243

	Total Investments—99.7% (cost $158,943)		188,215
	Cash and other assets, less liabilities—0.3%		476

	Net assets—100.0%		$188,691

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.4%
	Alexandria Real Estate Equities, Inc.	600	$47
	Allied World Assurance Co. Holdings, Ltd.†	810	51
	Ameriprise Financial, Inc.	1,195	73
	Apartment Investment & Management Co.	1,810	46
	Associated Banc-Corp	3,680	55
	Brandywine Realty Trust	4,270	52
	Corporate Office Properties Trust	1,015	37
	Discover Financial Services	3,035	73
	Fifth Third Bancorp	6,405	89
*	Forest City Enterprises, Inc. Class “A”	2,855	54
	Host Hotels & Resorts, Inc.	2,525	44
	PartnerRe, Ltd.†	505	40
	People’s United Financial, Inc.	4,385	55
	Realty Income Corporation	1,090	38
	SL Green Realty Corporation	580	44
	The Hanover Insurance Group, Inc.	1,180	53
	Unum Group	1,525	40
	Validus Holdings, Ltd.†	1,385	46
	Ventas, Inc.	665	36
	Washington Federal, Inc.	2,275	39

			1,012

	Energy—15.1%
	Consol Energy, Inc.	1,085	58
*	Forest Oil Corporation	1,990	75
	Patterson-UTI Energy, Inc.	2,035	60
*	Petrohawk Energy Corporation	2,635	65
	Pioneer Natural Resources Co.	755	77
*	Rowan Cos., Inc.	1,200	53
	SM Energy Co.	1,025	76
*	Whiting Petroleum Corporation	1,005	74

			538

	Industrials—12.0%
	Cintas Corporation	1,900	57
	Eaton Corporation	1,155	64
	Manpower, Inc.	525	33
*	Oshkosh Corporation	1,495	53
	Parker Hannifin Corporation	675	64
	Rockwell Collins, Inc.	885	57
	Snap-On, Inc.	765	46
*	URS Corporation	1,170	54

			428

	Consumer Discretionary—10.1%
	Chico’s FAS, Inc.	3,190	48
*	DISH Network Corporation	1,925	47
	Genuine Parts Co.	950	51
	Meredith Corporation	1,040	35
*	Mohawk Industries, Inc.	635	39
	Newell Rubbermaid, Inc.	2,310	44
	VF Corporation	515	51

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Wyndham Worldwide Corporation	1,430	$45

			360

	Utilities—9.7%
	DTE Energy Co.	1,510	74
	Northeast Utilities	1,360	47
	PPL Corporation	2,785	71
	TECO Energy, Inc.	2,940	55
	WGL Holdings, Inc.	1,375	54
	Xcel Energy, Inc.	1,860	44

			345

	Materials—6.6%
	Airgas, Inc.	495	33
	Carpenter Technology Corporation	1,090	46
	FMC Corporation	445	38
	Lubrizol Corporation	215	29
	Sonoco Products Co.	1,525	55
	Steel Dynamics, Inc.	1,895	36

			237

	Health Care—5.8%
	CIGNA Corporation	1,035	46
	Hill-Rom Holdings, Inc.	1,280	48
*	Laboratory Corporation of America Holdings	520	48
*	Mettler-Toledo International, Inc.†	365	63

			205

	Information Technology—5.6%
*	Atmel Corporation	1,760	24
*	Ingram Micro, Inc. Class “A”	2,275	48
	VeriSign, Inc.	1,845	67
	Xerox Corporation	5,580	59

			198

	Consumer Staples—4.8%
	ConAgra Foods, Inc.	1,880	45
	Corn Products International, Inc.	770	40
	HJ Heinz Co.	1,040	51
	The Kroger Co.	1,485	35

			171

	Total Common Stocks—98.1% (cost $3,059)		3,494

	Repurchase Agreement
	State Street Bank and Trust Company, 0.050% dated 3/31/11, due 4/1/11, repurchase price $40, collateralized by U.S. Treasury Note, 0.061%, due 4/21/11	$40	40

	Total Repurchase Agreement—1.1% (cost $40)		40

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Total Investments—99.2% (cost $3,099)	3,534
Cash and other assets, less liabilities—0.8%	30

Net assets—100.0%	$3,564

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—49.7%
U.S. Treasury Inflation Indexed Notes/Bonds—7.9%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$8,036	$10,754
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	629	681
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	3,276	3,691

Total U.S. Treasury Inflation Indexed Notes/Bonds		15,126

U.S. Treasury—1.0%
U.S. Treasury Bond, 3.875%, due 8/15/40	500	448
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,000	1,455

Total U.S. Treasury Obligations		1,903

Government National Mortgage Association (GNMA)—5.0%
GNR 2004-2 M5, 4.891%, due 7/16/34	125	132
GNR 2006-67 GB, 4.539%, due 9/16/34, VRN	1,540	1,649
#699118, 6.000%, due 9/15/38	6,865	7,643

Total GNMA Mortgage Obligations		9,424

Federal Home Loan Mortgage Corp. (FHLMC)—7.9%
#G90024, 7.000%, due 1/20/13	28	29
#G30093, 7.000%, due 12/1/17	36	40
#G30255, 7.000%, due 7/1/21	76	86
#G12792, 4.500%, due 12/1/21	420	444
#D95897, 5.500%, due 3/1/23	221	239
#G30372, 5.000%, due 9/1/27	535	571
#G01728, 7.500%, due 7/1/32	302	350
#C01385, 6.500%, due 8/1/32	365	412
#G02141, 6.000%, due 3/1/36	1,789	1,973
#A62179, 6.000%, due 6/1/37	993	1,095
#A63539, 6.000%, due 7/1/37	1,201	1,325
#A62858, 6.500%, due 7/1/37	663	748
#G03170, 6.500%, due 8/1/37	1,751	1,976
#A66843, 6.500%, due 10/1/37	963	1,095
#A78138, 5.500%, due 6/1/38	1,300	1,404
#A81799, 6.500%, due 9/1/38	2,840	3,229

Total FHLMC Mortgage Obligations		15,016

Federal National Mortgage Association (FNMA)—27.9%
#535559, 7.500%, due 9/1/12	49	49
#598453, 7.000%, due 6/1/15	—	—
#689612, 5.000%, due 5/1/18	391	418
#695910, 5.000%, due 5/1/18	683	739
#747903, 4.500%, due 6/1/19	365	386
#745735, 5.000%, due 3/1/21	853	914
#253847, 6.000%, due 5/1/21	231	252
#900725, 6.000%, due 8/1/21	201	221
#AD8164, 4.000%, due 8/1/25	1,202	1,244
#545437, 7.000%, due 2/1/32	192	222
#545759, 6.500%, due 7/1/32	2,068	2,340
#254548, 5.500%, due 12/1/32	810	873
#684601, 6.000%, due 3/1/33	2,057	2,291
#190340, 5.000%, due 9/1/33	1,717	1,810

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#254868, 5.000%, due 9/1/33		$847	$893
#555800, 5.500%, due 10/1/33		366	394
#725027, 5.000%, due 11/1/33		668	704
#555880, 5.500%, due 11/1/33		440	474
#555946, 5.500%, due 11/1/33		800	869
#756153, 5.500%, due 11/1/33		2,209	2,399
#725231, 5.000%, due 2/1/34		698	736
#725205, 5.000%, due 3/1/34		1,490	1,571
#725220, 5.000%, due 3/1/34		645	680
#725232, 5.000%, due 3/1/34		3,214	3,388
#725238, 5.000%, due 3/1/34		1,482	1,562
#763798, 5.500%, due 3/1/34		462	499
#725424, 5.500%, due 4/1/34		472	509
#725611, 5.500%, due 6/1/34		458	493
#786546, 6.000%, due 7/1/34		868	955
#787816, 6.000%, due 7/1/34		898	992
#190353, 5.000%, due 8/1/34		491	517
#357883, 5.000%, due 5/1/35		1,037	1,094
#745092, 6.500%, due 7/1/35		1,087	1,230
#357944, 6.000%, due 9/1/35		113	124
#829306, 6.000%, due 9/1/35		314	346
#843487, 6.000%, due 10/1/35		264	292
#849191, 6.000%, due 1/1/36		169	186
#848782, 6.500%, due 1/1/36		769	869
#745349, 6.500%, due 2/1/36		1,107	1,259
#895637, 6.500%, due 5/1/36		467	527
#831540, 6.000%, due 6/1/36		196	216
#745802, 6.000%, due 7/1/36		627	692
#886220, 6.000%, due 7/1/36		1,267	1,399
#893318, 6.500%, due 8/1/36		242	274
#909480, 6.000%, due 2/1/37		1,342	1,476
#928561, 6.000%, due 8/1/37		763	842
#948689, 6.000%, due 8/1/37		1,826	1,997
#888967, 6.000%, due 12/1/37		1,716	1,895
#962058, 6.500%, due 3/1/38		4,435	5,050
#934006, 6.500%, due 9/1/38		1,561	1,777
#986856, 6.500%, due 9/1/38		1,026	1,160
#991911, 7.000%, due 11/1/38		818	952

Total FNMA Mortgage Obligations			53,051

Non-Agency Mortgage-Backed Obligations—1.3%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	D	199	177
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 4.660%, 8/25/34, VRN	AAA	459	420

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Non-Agency Mortgage-Backed Obligations—(continued)
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3, 5.981%, 9/25/36, VRN	Caa2	$2,460	$1,894

Total Non-Agency Mortgage-Backed Obligations			2,491

Asset-Backed Securities—3.9%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,000	2,189
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	2,230	2,336
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	833	880
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 4/20/26	A	2,000	2,000

Total Asset-Backed Securities			7,405

Corporate Obligations—42.9%
Kansas City Southern de Mexico S.A. de C.V., 7.625%, due 12/1/13	BB	1,200	1,241
CME Group, Inc., 5.750%, due 2/15/14	AA	700	775
General Electric Capital Corporation, 5.900%, due 5/13/14	AA+	225	248
Bank of America Corporation, 7.375%, due 5/15/14	A+	700	791
American Express Co., 7.250%, due 5/20/14	A+	500	569
Capital One Financial Corporation, 7.375%, due 5/23/14	A-	1,235	1,418
AT&T, Inc., 5.100%, due 9/15/14	A2	1,250	1,367
D.R. Horton, Inc., 5.625%, due 9/15/14	BB	1,500	1,568
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	1,350	1,441
Boeing Capital Corporation, 3.250%, due 10/27/14	A	1,400	1,462
The Kroger Co., 4.950%, due 1/15/15	BBB	1,175	1,268
Simon Property Group L.P., 4.200%, due 2/1/15	A-	1,500	1,578
Yum! Brands, Inc., 4.250%, due 9/15/15	BBB-	350	368
Fiserv, Inc., 3.125%, due 10/1/15	Baa2	1,825	1,816
Cisco Systems, Inc., 5.500%, due 2/22/16	A+	1,500	1,684
Yum! Brands, Inc., 6.250%, due 4/15/16	BBB-	700	787

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Owens-Brockway Glass Container, Inc., 7.375%, due 5/15/16	BB+	$1,250	$1,370
SABMiller plc—144A, 6.500%, due 7/1/16	BBB+	700	800
Petrobras International Finance Co., 6.125%, due 10/6/16	Baa1	1,350	1,496
EI du Pont de Nemours & Co., 5.250%, due 12/15/16	A	500	557
Comcast Corporation, 6.500%, due 1/15/17	BBB+	350	399
Corrections Corporation of America, 7.750%, due 6/1/17	BB	1,250	1,358
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	1,100	1,211
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	600	653
Smithfield Foods, Inc., 7.750%, due 7/1/17	B+	525	564
American Express Co., 6.150%, due 8/28/17	A+	1,000	1,119
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,100	1,219
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	950	1,102
Motorola Solutions, Inc., 6.000%, due 11/15/17	BBB	700	766
Triumph Group, Inc., 8.000%, due 11/15/17	B+	1,500	1,605
Union Pacific Corporation, 5.750%, due 11/15/17	BBB+	800	898
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	1,000	1,092
Kohl’s Corporation, 6.250%, due 12/15/17	BBB+	350	401
American Tower Corporation, 4.500%, due 1/15/18	Baa3	1,150	1,129
Morgan Stanley, 6.625%, due 4/1/18	A	950	1,044
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	350	378
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,000	1,113
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	1,000	1,136
Petrohawk Energy Corporation, 7.250%, due 8/15/18	B+	1,000	1,030
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A+	1,075	1,202
Anheuser-Busch InBev Worldwide, Inc., 7.750%, due 1/15/19	BBB+	700	861

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
FedEx Corporation, 8.000%, due 1/15/19	BBB	$750	$930
CSX Corporation, 7.375%, due 2/1/19	BBB	800	967
Honeywell International, Inc., 5.000%, due 2/15/19	A	925	1,007
Pfizer, Inc., 6.200%, due 3/15/19	AA	1,250	1,440
BHP Billiton Finance USA, Ltd., 6.500%, due 4/1/19	A+	1,300	1,535
Owens Corning, 9.000%, due 6/15/19	BBB-	950	1,123
Discovery Communications LLC, 5.625%, due 8/15/19	BBB	500	541
Roper Industries, Inc., 6.250%, due 9/1/19	BBB-	1,225	1,351
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,500	1,629
Crown Castle International Corporation, 7.125%, due 11/1/19	BB-	1,000	1,048
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	516
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	Ba2	1,515	1,735
Jarden Corporation, 7.500%, due 1/15/20	B	1,500	1,575
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,625	1,707
United Technologies Corporation, 4.500%, due 4/15/20	A+	1,500	1,561
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,800	1,903
Commonwealth Edison Co., 4.000%, due 8/1/20	A-	1,000	966
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,775	1,876
Omnicom Group, Inc., 4.450%, due 8/15/20	A-	1,975	1,945
BE Aerospace, Inc., 6.875%, due 10/1/20	BB	1,000	1,035
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	BBB	500	494
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	1,625	1,613
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	991
Ball Corporation, 5.750%, due 5/15/21	BB+	1,000	980
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 8/1/22	A	649	711

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Kroger Co., 8.000%, due 9/15/29	BBB	$325	$403
Conoco Funding Co., 7.250%, due 10/15/31	A1	400	489
Kohl’s Corporation, 6.000%, due 1/15/33	BBB+	1,000	1,033
Wisconsin Electric Power Co., 5.700%, due 12/1/36	A+	500	519
Comcast Corporation, 6.450%, due 3/15/37	BBB+	650	666
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB-	600	668
JPMorgan Chase & Co., 6.400%, due 5/15/38	Aa3	900	994
COX Communications, Inc.—144A, 6.950%, due 6/1/38	Baa2	350	383
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	837
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,515	1,534

Total Corporate Obligations			81,589

Total Long-Term Investments—97.8% (cost $177,220)			186,005

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $839, collateralized by Federal National Mortgage Association, 3.420%, due 11/24/20	AAA	839	839

Total Repurchase Agreement—0.4% (cost $839)			839

Total Investments—98.2% (cost $178,059)			186,844
Cash and other assets, less liabilities—1.8%			3,504

Net assets—100.0%			$190,348

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.09% of the net assets at March 31, 2011.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.09% of the Fund’s net assets at March 31, 2011.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—40.3%
U.S. Treasury Inflation Indexed Notes/Bonds—4.4%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,822	$4,307

U.S. Treasury—3.8%
U.S. Treasury Note, 3.125%, due 5/15/19	500	500
U.S. Treasury Note, 2.625%, due 8/15/20	2,500	2,345
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,185	862

Total U.S. Treasury Obligations		3,707

Government National Mortgage Association (GNMA)—0.3%
#780405, 9.500%, due 11/15/17	140	153
#357322, 7.000%, due 9/15/23	93	107

Total GNMA Mortgage Obligations		260

Federal Home Loan Mortgage Corp. (FHLMC)—9.9%
#M80925, 5.000%, due 6/1/11	249	253
#E00436, 7.000%, due 6/1/11	7	7
#G10708, 6.500%, due 8/1/12	18	19
#E72924, 7.000%, due 10/1/13	225	233
#E81703, 7.000%, due 5/1/15	256	270
#E81697, 8.000%, due 5/1/15	678	744
#E81908, 8.500%, due 12/1/15	37	42
#J02184, 8.000%, due 4/1/16	386	417
#G90022, 8.000%, due 9/17/16	209	226
#M30028, 5.500%, due 5/1/17	42	43
#E90398, 7.000%, due 5/1/17	595	651
#E96536, 5.000%, due 3/1/18	702	751
#E97112, 4.000%, due 5/1/18	314	328
#B13459, 4.500%, due 4/1/19	218	231
#C67537, 9.500%, due 8/1/21	8	8
#D95621, 6.500%, due 7/1/22	1,804	1,997
#A45790, 7.500%, due 5/1/35	352	409
#G02141, 6.000%, due 3/1/36	995	1,097
#A81799, 6.500%, due 9/1/38	1,681	1,911

Total FHLMC Mortgage Obligations		9,637

Federal National Mortgage Association (FNMA)—21.9%
#577395, 10.000%, due 8/1/11	3	3
#254788, 6.500%, due 4/1/13	54	56
#725315, 8.000%, due 5/1/13	67	70
#593561, 9.500%, due 8/1/14	123	135
#567027, 7.000%, due 9/1/14	503	538
#567026, 6.500%, due 10/1/14	374	409
#458124, 7.000%, due 12/15/14	65	69
#576554, 8.000%, due 1/1/16	581	643
#576553, 8.000%, due 2/1/16	901	1,019
#555747, 8.000%, due 5/1/16	80	84
#735569, 8.000%, due 10/1/16	511	566
#725410, 7.500%, due 4/1/17	291	305
#643217, 6.500%, due 6/1/17	173	190
#679247, 7.000%, due 8/1/17	723	813

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#685194, 4.500%, due 3/1/18		$1,061	$1,123
#689334, 5.000%, due 3/1/18		160	171
#695910, 5.000%, due 5/1/18		683	739
#740847, 6.000%, due 10/1/18		412	450
#323501, 6.500%, due 1/1/19		137	151
#255358, 5.000%, due 9/1/19		201	215
#852864, 7.000%, due 7/1/20		1,519	1,732
#458147, 10.000%, due 8/15/20		362	405
#835563, 7.000%, due 10/1/20		673	755
#735574, 8.000%, due 3/1/22		382	453
#679253, 6.000%, due 10/1/22		913	1,006
FNR G93-19 SH, 11.234%, due 4/25/23, VRN		11	12
#AD8164, 4.000%, due 8/1/25		962	995
#AE1176, 4.000%, due 8/1/25		963	996
#255956, 5.500%, due 10/1/25		258	279
#806458, 8.000%, due 6/1/28		386	450
#880155, 8.500%, due 7/1/29		776	909
#797846, 7.000%, due 3/1/32		960	1,085
#745519, 8.500%, due 5/1/32		230	270
#654674, 6.500%, due 9/1/32		237	268
#733897, 6.500%, due 12/1/32		278	315
#886220, 6.000%, due 7/1/36		902	996
#962058, 6.500%, due 3/1/38		1,682	1,916
#991911, 7.000%, due 11/1/38		654	761

Total FNMA Mortgage Obligations			21,352

Non-Agency Mortgage-Backed Obligations—1.1%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23**§	D	676	601
First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23**§	D	143	111
First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24**§	Caa1	256	243
Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.701%, 2/28/33, VRN§	CCC	400	168

Total Non-Agency Mortgage-Backed Obligations			1,123

Asset-Backed Securities—7.6%
Ford Credit Auto Owner Trust, 2010-B, Tranche A2, 0.650%, 12/15/12	Aaa	496	497
Citibank Credit Card Issuance Trust, 2009-A3, Tranche A3, 2.700%, 6/24/13	AAA	965	970
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	181	182
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	1,000	1,094
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3, 3.190%, 11/15/13	AAA	453	458

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Mercedes-Benz Auto Receivables Trust, 2009-1, Tranche A3, 1.670%, 1/15/14	AAA	$405	$408
Volkswagen Auto Lease Trust, 2009-A, Tranche A4, 4.590%, 3/17/14	AAA	500	508
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,500	1,572
Chase Issuance Trust, 2008-A10, Tranche A10, 1.005%, 8/17/15, VRN	AAA	1,500	1,519
Chase Issuance Trust, 2008-A3, Tranche A, 1.355%, 3/15/16, VRN	AAA	250	256

Total Asset-Backed Securities			7,464

Corporate Obligations—49.2%
Wisconsin Energy Corporation, 6.500%, due 4/1/11	A3	1,250	1,250
Morgan Stanley, 6.600%, due 4/1/12	A	1,600	1,692
Citigroup, Inc., 5.500%, due 4/11/13	A+	1,000	1,070
General Electric Capital Corporation, 4.800%, due 5/1/13	AA+	1,500	1,594
Novartis Capital Corporation, 4.125%, due 2/10/14	Aa2	1,000	1,069
CME Group, Inc., 5.750%, due 2/15/14	AA	1,000	1,107
PACCAR, Inc., 6.875%, due 2/15/14	A+	1,000	1,140
PepsiAmericas, Inc., 4.375%, due 2/15/14	Aa3	500	536
Coca-Cola Enterprises, Inc., 7.375%, due 3/3/14	A+	900	1,044
General Electric Capital Corporation, 5.900%, due 5/13/14	AA+	225	248
Bank of America Corporation, 7.375%, due 5/15/14	A+	500	565
St. Jude Medical, Inc., 3.750%, due 7/15/14	A	500	525
AT&T, Inc., 5.100%, due 9/15/14	A2	1,250	1,367
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	1,000	1,067
Boeing Capital Corporation, 3.250%, due 10/27/14	A	1,000	1,044
EI du Pont de Nemours & Co., 3.250%, due 1/15/15	A	700	726
Simon Property Group L.P., 4.200%, due 2/1/15	A-	1,125	1,183
United Technologies Corporation, 4.875%, due 5/1/15	A+	1,000	1,101

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Cisco Systems, Inc., 5.500%, due 2/22/16	A+	$1,250	$1,404
Petrobras International Finance Co., 6.125%, due 10/6/16	Baa1	1,000	1,108
BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	1,000	1,114
ERP Operating L.P., 5.750%, due 6/15/17	BBB+	750	826
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	1,750	1,904
Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,000	1,159
American Express Co., 6.150%, due 8/28/17	A+	1,500	1,679
IBM Corporation, 5.700%, due 9/14/17	Aa3	1,750	1,981
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,000	1,108
Tesco plc—144A, 5.500%, due 11/15/17	A-	1,000	1,109
Abbott Laboratories, 5.600%, due 11/30/17	AA	500	566
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	750	819
American Tower Corporation, 4.500%, due 1/15/18	Baa3	500	491
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,392
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	750	852
FedEx Corporation, 8.000%, due 1/15/19	BBB	750	930
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,225	1,333
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	500	542
Unilever Capital Corporation, 4.800%, due 2/15/19	A+	500	535
Pfizer, Inc., 6.200%, due 3/15/19	AA	1,000	1,152
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,466
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	750	788
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,000	1,057
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	750	793
Omnicom Group, Inc., 4.450%, due 8/15/20	A-	750	739

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	BBB	$450	$444
Progress Energy, Inc., 4.400%, due 1/15/21	BBB	750	744
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 8/1/22	A	1,428	1,563

Total Corporate Obligations			47,926

Total Long-Term Investments—98.2% (cost $91,157)			95,776

Repurchase Agreement
State Street Bank and Trust Company, 0.050% dated 3/31/11, due 4/1/11, repurchase price $54, collateralized by U.S. Treasury Bill, 0.049%, due 4/21/11	AAA	54	54

Total Repurchase Agreement—0.1% (cost $54)			54

Total Investments—98.3% (cost $91,211)			95,830
Cash and other assets, less liabilities—1.7%			1,623

Net assets—100.0%			$97,453

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.98% of the Fund’s net assets at March 31, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 1.15% of the net assets at March 31, 2011.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—45.0%
U.S. Treasury Inflation Indexed Notes/Bonds—2.1%
U.S. Treasury Inflation Indexed Note, 2.000%, due 7/15/14	$2,920	$3,204

Government National Mortgage Association (GNMA)—0.2%
#781567, 5.000%, due 2/15/18	25	27
#003438, 4.500%, due 9/20/18	304	324

Total GNMA Mortgage Obligations		351

Federal Home Loan Mortgage Corp. (FHLMC)—11.8%
#M80931, 5.500%, due 8/1/11	11	11
#M80953, 4.000%, due 12/1/11	237	241
#B18053, 5.000%, due 3/1/15	91	95
#E86134, 5.000%, due 11/1/16	249	265
#E96536, 5.000%, due 3/1/18	437	468
#E95355, 5.000%, due 4/1/18	526	563
#E01377, 4.500%, due 5/1/18	526	557
#G11618, 4.500%, due 5/1/18	2,496	2,644
#E01411, 5.000%, due 7/1/18	264	283
#E01424, 4.000%, due 8/1/18	7	7
#E99963, 4.500%, due 10/1/18	152	161
#E01488, 5.000%, due 10/1/18	564	603
#E99895, 5.000%, due 10/1/18	1,069	1,144
#G12093, 4.500%, due 12/1/18	671	710
#B11386, 5.000%, due 12/1/18	236	253
#E01545, 5.000%, due 1/1/19	322	344
#B12826, 4.500%, due 3/1/19	309	327
#G11766, 5.000%, due 3/1/19	231	247
#G18001, 4.500%, due 7/1/19	298	315
#G11596, 5.500%, due 8/1/19	253	276
#B16291, 5.000%, due 9/1/19	1,611	1,726
#G11690, 4.000%, due 2/1/20	45	47
#G18045, 5.000%, due 3/1/20	248	265
#G11892, 4.000%, due 4/1/20	262	276
#G18048, 5.000%, due 4/1/20	171	183
#J08152, 5.000%, due 5/1/20	225	241
#G11720, 4.500%, due 8/1/20	55	58
#G12394, 5.000%, due 5/1/21	322	344
#G13296, 5.000%, due 5/1/21	878	939
#G12113, 5.500%, due 5/1/21	417	456
#G12286, 5.000%, due 7/1/21	181	193
#E02322, 5.500%, due 5/1/22	48	52
#J06484, 5.500%, due 11/1/22	961	1,050
#J13022, 4.000%, due 9/1/25	2,803	2,900

Total FHLMC Mortgage Obligations		18,244

Federal National Mortgage Association (FNMA)—30.9%
#255325, 4.500%, due 7/1/11	858	864
#256224, 5.500%, due 4/1/16	50	54
#256559, 5.500%, due 1/1/17	26	28
#256606, 5.500%, due 2/1/17	35	37
#256646, 5.500%, due 3/1/17	27	29
#545898, 5.500%, due 9/1/17	740	803
#545899, 5.500%, due 9/1/17	839	911

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#257067, 5.000%, due 1/1/18	$127	$134
#663692, 5.000%, due 1/1/18	335	359
#674713, 5.000%, due 1/1/18	30	32
#254591, 5.500%, due 1/1/18	527	571
#677680, 4.500%, due 2/1/18	19	20
#681310, 4.500%, due 2/1/18	461	488
#683100, 5.500%, due 2/1/18	664	726
#675717, 5.000%, due 3/1/18	556	595
#681361, 5.000%, due 3/1/18	139	149
#656564, 5.000%, due 4/1/18	2,416	2,586
#696677, 5.000%, due 4/1/18	178	190
#702888, 5.000%, due 4/1/18	172	184
#929388, 4.500%, due 5/1/18	637	672
#254721, 5.000%, due 5/1/18	414	443
#702332, 5.000%, due 5/1/18	94	101
#704049, 5.500%, due 5/1/18	1,295	1,422
#735357, 5.500%, due 5/1/18	1,845	2,021
#254785, 4.000%, due 6/1/18	315	330
#555622, 4.500%, due 6/1/18	549	581
#656573, 5.000%, due 6/1/18	350	375
#709848, 5.000%, due 6/1/18	315	337
#713380, 4.000%, due 7/1/18	291	304
#254802, 4.500%, due 7/1/18	447	473
#713807, 4.500%, due 7/1/18	261	276
#735003, 5.500%, due 7/1/18	1,897	2,078
#254840, 4.000%, due 8/1/18	148	155
#711991, 5.000%, due 8/1/18	306	328
#254919, 4.000%, due 9/1/18	38	40
#740444, 4.500%, due 9/1/18	439	464
#734741, 4.000%, due 10/1/18	30	31
#743183, 5.000%, due 10/1/18	127	136
#255003, 4.000%, due 11/1/18	19	19
#747823, 4.000%, due 11/1/18	793	830
#749596, 5.000%, due 11/1/18	448	480
#745237, 5.000%, due 12/1/18	109	117
#725171, 4.000%, due 1/1/19	18	19
#766276, 5.000%, due 3/1/19	548	587
#MA0045, 4.000%, due 4/1/19	650	679
#255233, 4.000%, due 5/1/19	666	697
#725445, 4.500%, due 5/1/19	1,215	1,284
#785259, 5.000%, due 8/1/19	549	588
#725953, 5.000%, due 10/1/19	155	167
#745240, 4.500%, due 12/1/19	690	731
#735401, 5.500%, due 3/1/20	439	477
#735646, 4.500%, due 7/1/20	826	873
#745440, 4.500%, due 7/1/20	15	15
#MA0517, 4.000%, due 9/1/20	1,348	1,407
#836016, 4.500%, due 9/1/20	1,135	1,199
#MA0548, 3.500%, due 10/1/20	2,405	2,477
#879607, 5.500%, due 4/1/21	177	194
#881284, 4.500%, due 12/1/21	1,468	1,547
#AC9560, 5.000%, due 1/1/25	4,918	5,281
#932723, 4.000%, due 4/1/25	906	937

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#935995, 4.000%, due 6/1/25		$251	$259
#AD4677, 4.000%, due 6/1/25		2,039	2,109
#AD8164, 4.000%, due 8/1/25		2,211	2,287
#AE1176, 4.000%, due 8/1/25		963	996
#AH2671, 4.000%, due 1/1/26		2,082	2,154

Total FNMA Mortgage Obligations			47,737

Asset-Backed Securities—40.9%
Ford Credit Auto Owner Trust, 2008-A, Tranche A3A, 3.960%, 4/15/12	AAA	912	916
Volkswagen Auto Lease Trust, 2009-A, Tranche A3, 3.410%, 4/16/12	AAA	935	940
USAA Auto Owner Trust, 2010-1, Tranche A2, 0.630%, 6/15/12	AAA	68	68
Ford Credit Auto Owner Trust, 2007-B, Tranche A4A, 5.240%, 7/15/12	AAA	413	418
Daimler Chrysler Auto Trust, 2008-B, Tranche A3A, 4.710%, 9/10/12	AAA	840	844
BMW Vehicle Lease Trust, 2010-1, Tranche A2, 0.580%, 9/17/12	Aaa	500	500
BMW Vehicle Owner Trust, 2010-A, Tranche A2, 0.680%, 9/25/12	AAA	822	823
Capital Auto Receivables Asset Trust, 2008-2, Tranche A3B, 1.705%, 10/15/12, VRN	AAA	347	348
USAA Auto Owner Trust, 2008-3, Tranche A3, 4.280%, 10/15/12	AAA	11	11
Ford Credit Auto Owner Trust, 2010-B, Tranche A2, 0.650%, 12/15/12	Aaa	1,191	1,192
Chrysler Financial Auto Securitization Trust, 2010-A, Tranche A2, 0.690%, 1/8/13	AAA	1,000	1,000
Honda Auto Receivables Owner Trust, 2009-2, Tranche A3, 2.790%, 1/15/13	AAA	585	590
CarMax Auto Owner Trust, 2009-1, Tranche A3, 4.120%, 3/15/13	AAA	291	296
Nissan Auto Lease Trust, 2010-A, Tranche A2, 1.100%, 3/15/13	AAA	752	753
Ford Credit Auto Owner Trust, 2009-A, Tranche A3A, 3.960%, 5/15/13	AAA	316	320
Ford Credit Auto Owner Trust, 2009-A, Tranche A3B, 2.755%, 5/15/13, VRN	AAA	791	798
Harley-Davidson Motorcycle Trust, 2007-1, Tranche A4, 5.210%, 6/17/13	AAA	595	605
USAA Auto Owner Trust, 2009-1, Tranche A3, 3.020%, 6/17/13	AAA	642	647
Citibank Credit Card Issuance Trust, 2009-A3, Tranche A3, 2.700%, 6/24/13	AAA	200	201
American Express Issuance Trust, 2007-2, Tranche A, 0.505%, 7/15/13, VRN	AAA	373	374

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Ally Auto Receivables Trust, 2010-3, Tranche A2, 0.355%, 8/15/13, VRN	AAA	$937	$937
BMW Vehicle Lease Trust, 2009-1, Tranche A4, 3.660%, 8/15/13	AAA	500	506
Ford Credit Auto Owner Trust, 2009-B, Tranche A3, 2.790%, 8/15/13	AAA	405	410
Ford Credit Auto Owner Trust, 2009-D, Tranche A3, 2.170%, 10/15/13	AAA	1,003	1,014
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	1,255	1,264
John Deere Owner Trust, 2009-B, Tranche A3, 1.570%, 10/15/13	AAA	757	761
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	Aa1	2,000	2,189
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3, 3.190%, 11/15/13	AAA	1,865	1,885
CNH Equipment Trust, 2009-C, Tranche A3, 1.850%, 12/16/13	AAA	305	307
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A3, 1.310%, 1/20/14	AAA	880	885
Capital One Multi-Asset Execution Trust, 2006-A6, Tranche A6, 5.300%, 2/18/14	AAA	652	653
Harley-Davidson Motorcycle Trust, 2009-2, Tranche A3, 2.620%, 3/15/14	AAA	681	687
Capital One Multi-Asset Execution Trust, 2008-A6, Tranche A6, 1.355%, 3/17/14, VRN	AAA	1,610	1,612
Citibank Credit Card Issuance Trust, 2009-A1, Tranche A1, 2.005%, 3/17/14, VRN	AAA	200	203
Volkswagen Auto Lease Trust, 2009-A, Tranche A4, 4.590%, 3/17/14	AAA	2,000	2,032
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,765	1,849
BMW Vehicle Owner Trust, 2010-A, Tranche A3, 1.390%, 4/25/14	AAA	300	302
Citibank Credit Card Issuance Trust, 2009-A2, Tranche A2, 1.805%, 5/15/14, VRN	AAA	500	507
Ford Credit Auto Owner Trust, 2010-A, Tranche A3, 1.320%, 6/15/14	AAA	500	503
Chase Issuance Trust, 2007-A9, Tranche A, 0.285%, 6/16/14, VRN	AAA	2,000	1,997
Nissan Auto Receivables Owner Trust, 2008-A, Tranche A4, 4.280%, 6/16/14	AAA	95	96
Capital Auto Receivables Asset Trust, 2008-1, Tranche A4B, 1.605%, 7/15/14, VRN	AAA	605	610
CNH Equipment Trust, 2010-A, Tranche A3, 1.540%, 7/15/14	AAA	1,020	1,027
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	Aaa	500	498
Daimler Chrysler Auto Trust, 2008-A, Tranche A4, 4.480%, 8/8/14	AAA	2,005	2,040

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Citibank Credit Card Issuance Trust, 2007-A7, Tranche A7, 0.604%, 8/20/14, VRN	AAA	$200	$200
American Express Credit Account Master Trust, 2007-5, Tranche A, 0.285%, 12/15/14, VRN	AAA	1,000	999
American Express Credit Account Master Trust, 2009-1, Tranche A, 1.605%, 12/15/14, VRN	AAA	450	456
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.405%, 1/15/15, VRN	AAA	2,000	2,022
Capital One Multi-Asset Execution Trust, 2007-A4, Tranche A4, 0.285%, 3/16/15, VRN	AAA	1,778	1,774
CNH Equipment Trust, 2010-C, Tranche A3, 1.170%, 5/15/15	AAA	500	499
Discover Card Master Trust, 2007-A2, Tranche A2, 0.650%, 6/15/15, VRN	AAA	192	192
FPL Recovery Funding LLC, 2007-A, Tranche A2, 5.044%, 8/1/15	AAA	852	900
Chase Issuance Trust, 2008-A10, Tranche A10, 1.005%, 8/17/15, VRN	AAA	2,000	2,025
Bank of America Credit Card Trust, 2010-A1, Tranche A1, 0.555%, 9/15/15, VRN	AAA	2,000	2,005
Discover Card Master Trust, 2010-A1, Tranche A1, 0.905%, 9/15/15, VRN	Aaa	347	350
Ford Credit Floorplan Master Owner Trust, 2010-A5, Tranche A2, 0.955%, 9/15/15, VRN	AAA	1,700	1,704
USAA Auto Owner Trust, 2010-1, Tranche A4, 2.140%, 9/15/15	AAA	685	697
American Express Credit Account Master Trust, 2010-1, Tranche A, 0.505%, 11/16/15, VRN	AAA	500	501
Ford Credit Floorplan Master Owner Trust, 2011-1, Tranche A2, 0.855%, 2/15/16, VRN	AAA	1,000	1,000
Chase Issuance Trust, 2008-A3, Tranche A, 1.355%, 3/15/16, VRN	AAA	2,000	2,051
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,250	2,457
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	60	59
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,400	1,494
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	833	880
Discover Card Master Trust, 2011-A1, Tranche A1, 0.610%, 8/15/16, VRN	Aaa	1,400	1,404
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.805%, 1/15/17, VRN	Aaa	500	502
Discover Card Master Trust, 2010-A2, Tranche A2, 0.835%, 3/15/18, VRN	AAA	350	354
Sierra Receivables Funding Co. LLC—144A, 2011-1A, Tranche A, 3.350%, 6/20/18	A	1,750	1,750
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.335%, 12/16/19, VRN	AAA	215	210

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.515%, 8/16/21, VRN	AAA	$300	$294

Total Asset-Backed Securities			63,197

Corporate Obligations—13.2%
American Express Bank FSB, 0.378%, due 5/29/12, VRN	A+	500	499
Verizon Global Funding Corporation, 6.875%, due 6/15/12	A	1,000	1,069
General Electric Capital Corporation, 3.500%, due 8/13/12	AA+	1,000	1,032
Bank of America Corporation, 5.375%, due 9/11/12	A+	1,000	1,053
ConocoPhillips, 4.750%, due 10/15/12	A1	1,000	1,060
Citigroup, Inc., 5.300%, due 10/17/12	A+	1,000	1,055
Wells Fargo & Co., 5.250%, due 10/23/12	AA-	1,000	1,060
Morgan Stanley, 5.250%, due 11/2/12	A	1,000	1,059
The Procter & Gamble Co., 0.352%, due 11/14/12, VRN	AA-	700	700
The Walt Disney Co., 4.700%, due 12/1/12	A	1,500	1,593
Hewlett-Packard Co., 4.500%, due 3/1/13	A+	1,000	1,065
General Electric Capital Corporation, 0.462%, due 5/8/13, VRN	AA+	1,000	993
American Express Co., 4.875%, due 7/15/13	A+	1,000	1,066
Barclays Bank plc, 1.343%, due 1/13/14, VRN	AA-	500	506
JPMorgan Chase & Co., 1.103%, due 1/24/14, VRN	Aa3	1,000	1,005
Morgan Stanley, 1.903%, due 1/24/14, VRN	A	1,000	1,020
Bank of America Corporation, 1.723%, due 1/30/14, VRN	A	1,000	1,016
MetLife, Inc., 2.375%, due 2/6/14	A-	1,000	1,001
The Boeing Co., 5.000%, due 3/15/14	A	375	410
Shell International Finance BV, 4.000%, due 3/21/14	Aa1	1,142	1,221

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Citigroup, Inc., 1.235%, due 4/1/14, VRN	A	$1,000	$1,001

Total Corporate Obligations			20,484

Total Long-Term Investments—99.1% (cost $153,214)			153,217

Repurchase Agreement
State Street Bank and Trust Company, 0.050% dated 3/31/11, due 4/1/11, repurchase price $1,991, collateralized by U.S. Treasury Bill, 0.061%, due 4/21/11		1,991	1,991

Total Repurchase Agreement—1.3% (cost $1,991)			1,991

Total Investments—100.4% (cost $155,205)			155,208
Liabilities, plus cash and other assets—(0.4)%			(612)

Net assets—100.0%			$154,596

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—7.9%
Federal Home Loan Mortgage Corp. (FHLMC)—1.9%
Federal Home Loan Mortgage Corporation, 1.125%—5.125%, 4/18/11—12/15/11	$22,689	$22,769

Total Federal Home Loan Mortgage Corp. (FHLMC)		22,769

Federal National Mortgage Association (FNMA)—5.2%
Federal National Mortgage Association, 0.000%—5.125%, 4/15/11—1/9/12	63,723	63,859

Total Federal National Mortgage Association (FNMA)		63,859

U.S. Treasury—0.8%
U.S. Treasury Note, 1.000%, 8/31/11	10,000	10,035

Total U.S. Treasury		10,035

Corporate Notes—13.1%
Abbott Laboratories, 5.600%, 5/15/11	12,004	12,080
Caterpillar Financial Services Corporation, 1.059%, 6/24/11, VRN	1,500	1,503
Citibank NA, 1.375%—1.500%, 7/12/11—8/10/11	10,060	10,098
Citigroup Funding, Inc., 1.250%, 6/3/11	15,000	15,026
Eli Lilly & Co., 3.550%, 3/6/12	10,000	10,286
General Electric Capital Corporation, 5.500%—5.875%, 4/28/11—2/15/12	14,000	14,354
Hewlett-Packard Co., 1.361%, 5/27/11, VRN	750	751
Hewlett-Packard Co., 2.250%, 5/27/11	8,858	8,885
International Business Machines Corporation, 0.884%, 7/28/11, VRN	12,000	12,025
Merck & Co., Inc., 1.875%, 6/30/11	12,362	12,409
Pfizer, Inc., 4.450%, 3/15/12	6,912	7,178
Procter & Gamble International Funding, 1.350%, 8/26/11	15,489	15,548
Shell International Finance BV, 1.300%, 9/22/11	10,000	10,046
U.S. Bank NA, 6.375%, 8/1/11	12,045	12,282
Wells Fargo & Co., 4.000%—5.300%, 6/2/11—8/26/11	16,000	16,298

Total Corporate Notes		158,769

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Foreign Government Notes—1.2%
Canadian Wheat Board, 0.120%, 4/21/11—4/27/11	$14,000	$13,999

Total Foreign Government Notes		13,999

Commercial Paper—54.0%
Abbott Laboratories, 0.100%—0.190%, 4/11/11—6/6/11	24,000	23,997
American Honda Finance Corporation, 0.180%—0.210%, 4/4/11—4/21/11	15,000	14,999
Caterpillar Financial Services Corporation, 0.160%—0.180%, 4/1/11—4/12/11	22,000	21,999
Chevron Funding Corporation, 0.050%—0.110%, 4/5/11—4/12/11	38,000	38,000
Coca-Cola Co., 0.170%—0.230%, 4/4/11—5/17/11	41,000	40,994
Colgate-Palmolive Co., 0.140%, 4/4/11	4,625	4,625
ConocoPhillips Qatar Funding, Ltd., 0.180%—0.220%, 4/4/11—5/18/11	39,350	39,345
Deere & Co., 0.170%, 4/28/11	5,000	4,999
General Electric Capital Corporation, 0.180%, 5/31/11	10,000	9,997
Hewlett Packard Co., 0.130%—0.150%, 4/4/11—4/21/11	32,000	31,999
IBM Corporation, 0.100%—0.120%, 4/1/11—4/8/11	34,000	34,000
Illinois Tool Works, Inc., 0.170%—0.180%, 4/4/11—4/13/11	9,010	9,010
John Deere Credit, Inc., 0.180%—0.190%, 4/5/11—4/13/11	6,000	6,000
John Deere Credit, Ltd., 0.170%—0.190%, 4/1/11—4/18/11	29,450	29,449
Johnson & Johnson, 0.110%—0.240%, 4/6/11—6/9/11	33,350	33,345
Nestle Capital Corporation, 0.150%—0.190%, 4/1/11—7/13/11	43,000	42,992
PACCAR Financial Corporation, 0.160%—0.170%, 4/12/11—4/18/11	23,000	22,999
Private Export Funding, 0.150%—0.250%, 4/1/11—6/23/11	42,000	41,989
Procter & Gamble Co. (The), 0.160%—0.230%, 4/6/11—6/13/11	25,000	24,995
Procter & Gamble International Funding, 0.130%, 4/18/11	4,000	4,000
Roche Holding, Inc., 0.150%—0.170%, 4/4/11—5/16/11	43,000	42,995
Shell International Finance BV, 0.200%—0.260%, 6/2/11—7/14/11	14,100	14,092
Toyota Credit Corporation, 0.160%—0.170%, 4/1/11—4/8/11	20,000	20,000
Unilever Capital Corporation, 0.140%—0.170%, 4/8/11—5/2/11	28,000	27,999

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
United Parcel Service, Inc., 0.090%—0.110%, 4/11/11—4/20/11	$29,000	$28,999
Wal-Mart Stores, Inc., 0.140%—0.170%, 4/1/11—4/26/11	42,605	42,602

Total Commercial Paper		656,420

Asset-Backed Commercial Paper—4.9%
Chariot Funding L.L.C., 0.200%—0.220%, 4/5/11—4/14/11	22,000	21,999
Govco L.L.C, 0.180%—0.220%, 4/1/11—4/21/11	38,000	37,998

Total Asset-Backed Commercial Paper		59,997

Repurchase Agreements—18.8%
Bank of America, 0.120% dated 3/31/11, due 4/1/11, repurchase price $57,000, collateralized by U.S. Government Agency securities, 4.500%-6.008%, due 10/1/37-3/1/39	57,000	57,000
Barclays Capital, 0.150% dated 3/31/11, due 4/1/11, repurchase price $55,000, collateralized by FDIC guaranteed security, 1.875%, due 10/22/12	55,000	55,000
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $19,611, collateralized by FHLMC, 2.700%, due 12/1/17, and FNMA, 5.500%, due 12/27/22	19,611	19,611
Goldman Sachs, 0.160% dated 3/30/11, due 4/6/11, repurchase price $57,002, Collateralized by GNMA, 4.000%-7.000%, due 10/15/23-3/15/41	57,000	57,000
JPMorgan & Co., 0.140% dated 3/31/11, due 4/1/11, repurchase price $40,000, collateralized by GNMA, 5.362%-7.012%, due 12/20/34-4/20/40	40,000	40,000

Total Repurchase Agreements		228,611

Total Investments—99.9% (cost $1,214,459)		1,214,459
Cash and other assets, less liabilities—0.1%		1,376

Net assets—100.0%		$1,215,835

Portfolio Weighted Average Maturity		37 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.5%
	Austria—0.2%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	31,792	$3,125

	Belgium—1.4%
	Anheuser-Busch InBev N.V. (Beverages)	336,279	19,156
	Colruyt S.A. (Food & staples retailing)	148,947	7,844

			27,000

	Denmark—1.3%
	Coloplast A/S (Health care equipment & supplies)	63,277	9,165
	Novo Nordisk A/S (Pharmaceuticals)	107,050	13,449
	SimCorp A/S (Software)	15,634	2,505

			25,119

	Finland—1.2%
	Kone Oyj (Machinery)	191,817	11,037
	Nokian Renkaat Oyj (Auto components)	154,713	6,584
	UPM-Kymmene Oyj (Paper & forest products)	282,575	5,975

			23,596

	France—7.7%
	Air Liquide S.A. (Chemicals)	74,555	9,907
	AXA S.A. (Insurance)	880,319	18,396
	BNP Paribas (Commercial banks)	503,114	36,798
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	175,526	9,254
	Essilor International S.A. (Health care equipment & supplies)	238,081	17,680
	L’Oreal S.A. (Personal products)	254,871	29,691
	Schneider Electric S.A. (Electrical equipment)	95,511	16,324
	SEB S.A. (Household durables)	44,974	4,431
	Suez Environnement Co. (Multi-utilities)	265,075	5,485

			147,966

	Germany—6.7%
	Aixtron AG (Semiconductors & semiconductor equipment)	133,059	5,826
	BASF SE (Chemicals)	287,957	24,906
	Bayer AG (Pharmaceuticals)	348,574	26,992
	Gerry Weber International AG (Textiles, apparel & luxury goods)	11,192	651
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,115,196	11,435
	Lanxess AG (Chemicals)	100,790	7,539
	MTU Aero Engines Holding AG (Aerospace & defense)	87,674	5,945
	SAP AG (Software)	643,135	39,375
	Wincor Nixdorf AG (Computers & peripherals)	71,374	5,779

			128,448

	Greece—0.3%
*	National Bank of Greece S.A. (Commercial banks)	659,389	5,859

	Ireland—0.2%
	Paddy Power plc (Hotels, restaurants & leisure)	93,591	4,098

	Israel—1.3%
	Israel Chemicals, Ltd. (Chemicals)	711,824	11,720

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.5%—(continued)
	Israel—1.3%—(continued)
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	263,038	$13,196

			24,916

	Italy—1.2%
	Ansaldo STS SpA (Transportation infrastructure)	295,163	4,325
	DiaSorin SpA (Health care equipment & supplies)	98,780	4,347
	Saipem SpA (Energy equipment & services)	282,168	15,000

			23,672

	Norway—0.2%
*	Norwegian Air Shuttle ASA (Airlines)	159,700	3,104

	Spain—1.4%
	Banco Santander S.A. (Commercial banks)	1,436,977	16,683
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	82,814	4,929
	Tecnicas Reunidas S.A. (Energy equipment & services)	80,805	4,858

			26,470

	Sweden—2.1%
	Atlas Copco AB (Machinery)	584,591	15,541
	Elekta AB (Health care equipment & supplies)	146,669	5,865
	Hexagon AB (Machinery)	622,295	14,858
	JM AB (Household durables)	113,570	3,023

			39,287

	Switzerland—4.3%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	130,657	7,547
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	77,668	3,619
	Partners Group Holding AG (Capital markets)	44,942	8,592
	SGS S.A. (Professional services)	7,630	13,582
	Sika AG (Chemicals)	2,709	6,524
	Xstrata plc (Metals & mining)	810,283	18,939
	Zurich Financial Services AG (Insurance)	86,753	24,283

			83,086

	United Kingdom—19.6%
	Abcam plc (Biotechnology)	842,689	5,096
	Admiral Group plc (Insurance)	291,755	7,273
	Aggreko plc (Commercial services & supplies)	231,853	5,862
	AMEC plc (Energy equipment & services)	424,599	8,126
	Amlin plc (Insurance)	1,055,078	6,461
	Antofagasta plc (Metals & mining)	472,666	10,320
	Ashmore Group plc (Capital markets)	333,109	1,771
	Aveva Group plc (Software)	226,065	5,857
	Babcock International Group plc (Commercial services & supplies)	1,042,692	10,387
	BG Group plc (Oil, gas & consumable fuels)	546,452	13,596
	BHP Billiton plc (Metals & mining)	825,328	32,570
	Britvic plc (Beverages)	623,849	3,958
*	Carphone Warehouse Group plc (Specialty retail)	1,147,062	6,698
	Centrica plc (Multi-utilities)	4,537,095	23,677
	Chemring Group plc (Aerospace & defense)	659,705	7,318
	Diageo plc (Beverages)	142,297	2,705

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.6%—(continued)
	Dunelm Group plc (Specialty retail)	548,419	$3,377
*	EnQuest plc (Oil, gas & consumable fuels)	1,626,430	3,556
	Hargreaves Lansdown plc (Capital markets)	219,372	2,147
	IG Group Holdings plc (Diversified financial services)	692,795	5,075
	J Sainsbury plc (Food & staples retailing)	2,261,762	12,166
	Johnson Matthey plc (Chemicals)	478,808	14,287
*	Jupiter Fund Management plc (Capital markets)	518,581	2,391
	Lancashire Holdings, Ltd. (Insurance)	523,154	5,014
	Legal & General Group plc (Insurance)	3,407,563	6,297
	Meggitt plc (Aerospace & defense)	750,357	4,128
	Michael Page International plc (Professional services)	354,716	2,925
	Next plc (Multiline retail)	301,626	9,581
*	Ocado Group plc (Internet & catalog retail)	892,167	3,263
	Petrofac, Ltd. (Energy equipment & services)	505,860	12,083
	Restaurant Group plc (Hotels, restaurants & leisure)	397,677	1,914
*	Rolls-Royce Group plc (Aerospace & defense)	1,359,553	13,500
	Rotork plc (Machinery)	226,428	6,342
	RPS Group plc (Commercial services & supplies)	943,211	3,235
	Spirax-Sarco Engineering plc (Machinery)	190,944	5,939
*	Telecity Group plc (Internet software & services)	446,104	3,639
*	The Berkeley Group Holdings plc (Household durables)	414,053	6,915
	The Weir Group plc (Machinery)	331,361	9,201
	Tullow Oil plc (Oil, gas & consumable fuels)	291,475	6,771
	Ultra Electronics Holdings plc (Aerospace & defense)	222,179	6,138
	Victrex plc (Chemicals)	203,487	4,407
	Vodafone Group plc (Wireless telecommunication services)	15,142,443	42,875
	Whitbread plc (Hotels, restaurants & leisure)	324,503	8,589
	WPP plc (Media)	1,450,023	17,876

			375,306

	Japan—18.8%
	CyberAgent, Inc. (Media)	1,942	6,841
	Daito Trust Construction Co., Ltd. (Real estate management & development)	73,600	5,070
	Dena Co., Ltd. (Internet & catalog retail)	270,400	9,769
	Exedy Corporation (Auto components)	180,900	5,433
	F.C.C. Co., Ltd. (Auto components)	130,252	3,132
	Fanuc, Ltd. (Machinery)	125,400	18,980
	Fast Retailing Co., Ltd. (Specialty retail)	53,900	6,746
	Gree, Inc. (Internet software & services)	339,900	5,700
	K’s Holdings Corporation (Specialty retail)	200,000	5,771
	Kakaku.com, Inc. (Internet software & services)	899	5,009
	Keyence Corporation (Electronic equipment, instruments & components)	48,400	12,388
	Komatsu, Ltd. (Machinery)	467,200	15,867
	Makita Corporation (Machinery)	233,400	10,859
	Miraca Holdings, Inc. (Health care providers & services)	106,500	4,078
	MISUMI Group, Inc. (Trading companies & distributors)	201,700	5,007
	Mitsubishi Corporation (Trading companies & distributors)	595,500	16,531
	Mitsubishi Electric Corporation (Electrical equipment)	1,313,000	15,501
	Mitsubishi Estate Co., Ltd. (Real estate management & development)	730,000	12,348
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	167,800	12,084
	Nabtesco Corporation (Machinery)	215,000	5,407
	Nitori Co., Ltd. (Specialty retail)	127,630	11,216
	Nitto Denko Corporation (Chemicals)	330,500	17,522
	ORIX Corporation (Diversified financial services)	167,300	15,668

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—18.8%—(continued)
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	668	$3,353
	Point, Inc. (Specialty retail)	49,540	2,073
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	39,700	3,427
	SMC Corporation (Machinery)	48,900	8,048
	Softbank Corporation (Wireless telecommunication services)	837,700	33,435
	Sony Financial Holdings, Inc. (Insurance)	636,000	12,616
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,141,400	35,485
	USS Co., Ltd. (Specialty retail)	56,270	4,377
	Yahoo! Japan Corporation (Internet software & services)	62,670	22,422
	Yamada Denki Co., Ltd. (Specialty retail)	136,190	9,185

			361,348

	Emerging Asia—12.8%
	China—5.6%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,432,000	9,014
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	2,233,000	10,521
	CNOOC, Ltd. (Oil, gas & consumable fuels)	7,814,000	19,689
	Dongfang Electric Corporation, Ltd. (Electrical equipment)	1,572,000	5,335
	Dongfeng Motor Group Co., Ltd. (Automobiles)	2,934,000	4,994
	Great Wall Motor Co., Ltd. (Automobiles)	3,556,000	6,574
	Haitian International Holdings, Ltd. (Machinery)	2,216,000	2,849
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	158,867	2,113
	Industrial and Commercial Bank of China, Ltd. Class “H” (Commercial banks)	37,522,000	31,162
	Lonking Holdings, Ltd. (Machinery)	6,503,000	4,573
	Shanghai Electric Group Co., Ltd. (Electrical equipment)	10,828,000	5,415
	Weichai Power Co., Ltd. (Machinery)	557,000	3,384
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	428,000	1,623

			107,246

	India—1.6%
	Axis Bank, Ltd. (Commercial banks)	211,134	6,647
	Infosys Technologies, Ltd. (IT services)	82,472	5,994
	Lupin, Ltd. (Pharmaceuticals)	497,924	4,652
	Shriram Transport Finance Co., Ltd. (Consumer finance)	253,584	4,526
	Tata Motors, Ltd. (Machinery)	322,944	9,040

			30,859

	Indonesia—2.3%
	PT Astra International Tbk (Automobiles)	1,206,000	7,895
	PT Bank Rakyat Indonesia (Commercial banks)	10,949,500	7,230
*	PT Harum Energy Tbk (Oil, gas & consumable fuels)	106,000	109
	PT Indo Tambangraya Megah (Oil, gas & consumable fuels)	1,113,000	5,905
	PT Indofood Sukses Makmur Tbk (Food products)	13,125,000	8,140
	PT Kalbe Farma Tbk (Pharmaceuticals)	11,246,000	4,391
	PT United Tractors Tbk (Machinery)	4,172,000	10,397

			44,067

	Malaysia—0.6%
	Genting Bhd (Hotels, restaurants & leisure)	2,702,700	9,851
	Top Glove Corporation Bhd (Health care equipment & supplies)	1,176,000	2,089

			11,940

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—12.8%—(continued)
	South Korea—1.6%
	Halla Climate Control Corporation (Auto components)	109,285	$2,087
	Hyundai Mobis (Auto components)	26,804	8,002
	Hyundai Motor Co. (Automobiles)	67,955	12,576
	Samsung Engineering Co., Ltd. (Construction & engineering)	41,656	7,937

			30,602

	Taiwan—0.6%
	HTC Corporation (Communications equipment)	245,000	9,581
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	901,000	2,822

			12,403

	Thailand—0.5%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	1,052,900	1,802
	Kasikornbank PCL (Commercial banks)	1,720,000	7,478

			9,280

	Emerging Latin America—5.5%
	Brazil—2.3%
	BM&F BOVESPA S.A. (Diversified financial services)	137,500	998
	BR Malls Participacoes S.A. (Real estate management & development)	457,700	4,766
	BR Properties S.A. (Real estate management & development)	217,906	2,289
	Cia de Concessoes Rodoviarias (Transportation infrastructure)	192,900	5,600
	Cia Hering (Specialty retail)	171,600	3,153
	Drogasil S.A. (Food & staples retailing)	388,600	3,037
	Iochpe-Maxion S.A. (Machinery)	207,300	2,753
	Localiza Rent a Car S.A. (Road & rail)	80,300	1,289
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	354,524	3,898
	Natura Cosmeticos S.A. (Personal products)	345,700	9,740
	OdontoPrev S.A. (Health care providers & services)	297,900	4,868
	Sul America S.A. (Insurance)	89,900	1,123

			43,514

	Chile—0.4%
	Banco Santander Chile—ADR (Commercial banks)	76,259	6,616
	Lan Airlines S.A. (Airlines)	89,162	2,296

			8,912

	Colombia—0.5%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	324,440	9,002

	Mexico—1.8%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	299,673	17,411
*	Compartamos S.A.B. de C.V. (Consumer finance)	2,583,200	4,654
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,381,262	3,124
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	2,363,100	8,861

			34,050

	Peru—0.5%
	Credicorp, Ltd. (Commercial banks)†	94,272	9,892

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—4.8%
	Alimentation Couche Tard, Inc. (Food & staples retailing)	244,517	$6,429
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	788,347	25,590
	Canadian National Railway Co. (Road & rail)	137,900	10,405
	Canadian Western Bank (Commercial banks)	160,903	5,170
	CI Financial Corporation (Capital markets)	156,299	3,716
	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	200,500	6,580
	Home Capital Group, Inc. (Thrifts & mortgage finance)	38,180	2,241
	Laurentian Bank of Canada (Commercial banks)	45,834	2,393
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	350,498	6,637
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	97,523	3,696
	Saputo, Inc. (Food products)	208,037	9,390
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	200,485	9,093

			91,340

	Asia—2.9%
	Australia—0.2%
	Iluka Resources, Ltd. (Metals & mining)	234,201	3,222

	Hong Kong—0.8%
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	7,180,561	2,280
	Noble Group, Ltd. (Trading companies & distributors)	6,519,000	11,068
	Value Partners Group, Ltd. (Capital markets)	2,387,000	2,255

			15,603

	Singapore—1.9%
	CapitaLand, Ltd. (Real estate management & development)	3,594,000	9,409
	CapitaMalls Asia, Ltd. (Real estate management & development)	5,872,000	8,292
*	Global Logistic Properties, Ltd. (Real estate management & development)	4,478,000	6,643
	Keppel Corporation, Ltd. (Industrial conglomerates)	1,222,000	11,925
	Midas Holdings, Ltd. (Metals & mining)	2,487,000	1,480

			37,749

	Emerging Europe, Mid-East, Africa—1.4%
	Egypt—0.3%
*	Commercial International Bank Egypt S.A.E. (Commercial banks)	610,221	3,343
	Egyptian Financial Group-Hermes Holding (Capital markets)	499,057	1,834

			5,177

	South Africa—0.6%
	Clicks Group, Ltd. (Multiline retail)	728,753	4,585
	Shoprite Holdings, Ltd. (Food & staples retailing)	324,846	4,983
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	202,670	3,235

			12,803

	Turkey—0.5%
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	710,967	4,016
	Turkiye Halk Bankasi A.S. (Commercial banks)	713,247	5,520

			9,536

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—95.3% (cost $1,548,061)		1,829,597

Convertible Bond
Brazil—0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	$648

Total Convertible Bond—0.0% (cost $488)		648

Exchange-Traded Fund
China—0.6%
iShares FTSE/Xinhua A50 China Index	6,626,900	11,365

Total Exchange-Traded Fund—0.6% (cost $11,232)		11,365

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $74,006, collateralized by FNMA, 0.500%, due 10/30/12	$74,006	74,006

Total Repurchase Agreement—3.9% (cost $74,006)		74,006

Total Investments—99.8% (cost $1,633,787)		1,915,616
Cash and other assets, less liabilities—0.2%		3,153

Net assets—100.0%		$1,918,769

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.03% of the Fund’s net assets at March 31, 2011.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.03% of the net assets at March 31, 2011.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	21.9%
Industrials	19.8%
Consumer Discretionary	12.6%
Materials	9.7%
Information Technology	8.3%
Health Care	6.7%
Energy	6.7%
Consumer Staples	6.4%
Telecommunication Services	5.2%
Utilities	2.1%
Exchange-Traded Fund	0.6%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.4%
Euro	21.2%
Japanese Yen	19.6%
Hong Kong Dollar	6.6%
U.S. Dollar	4.1%
Canadian Dollar	4.0%
Swiss Franc	3.5%
Singapore Dollar	2.6%
Brazilian Real	2.4%
Indonesian Rupiah	2.4%
Swedish Krona	2.1%
Indian Rupee	1.7%
South Korean Won	1.7%
Danish Krone	1.4%
All Other Currencies	5.3%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—28.8%
	Belgium—1.7%
	Anheuser-Busch InBev N.V. (Beverages)	88,332	$5,032

	Denmark—1.8%
	Novo Nordisk A/S (Pharmaceuticals)	43,257	5,435

	Finland—1.4%
	Kone Oyj (Machinery)	73,025	4,202

	France—7.2%
	Air Liquide S.A. (Chemicals)	7,911	1,051
	AXA S.A. (Insurance)	158,362	3,309
	BNP Paribas (Commercial banks)	56,937	4,165
	Cie Generale des Etablissements Michelin (Auto components)	41,909	3,540
	L’Oreal S.A. (Personal products)	32,839	3,826
	Schneider Electric S.A. (Electrical equipment)	17,858	3,052
	Veolia Environnement (Multi-utilities)	73,298	2,279

			21,222

	Germany—4.6%
	BASF SE (Chemicals)	18,790	1,625
	Bayer AG (Pharmaceuticals)	30,788	2,384
	MAN SE (Machinery)	36,610	4,566
	SAP AG (Software)	81,967	5,018

			13,593

	Ireland—1.4%
	Ryanair Holdings plc—ADR (Airlines)	151,776	4,219

	Israel—1.3%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	79,380	3,982

	Italy—2.1%
	Saipem SpA (Energy equipment & services)	114,794	6,102

	Spain—1.0%
	Banco Santander S.A. (Commercial banks)	256,652	2,980

	Sweden—1.0%
	Atlas Copco AB (Machinery)	110,036	2,925

	Switzerland—5.3%
*	ABB, Ltd. (Electrical equipment)	176,252	4,233
	Julius Baer Group, Ltd. (Capital markets)	60,447	2,623
	Syngenta AG (Chemicals)	11,762	3,823
	Xstrata plc (Metals & mining)	44,808	1,047
	Zurich Financial Services AG (Insurance)	13,875	3,884

			15,610

	United Kingdom—19.9%
	Amlin plc (Insurance)	225,840	1,383
	Antofagasta plc (Metals & mining)	169,035	3,691
*	Autonomy Corporation plc (Software)	78,454	2,000
	Barclays plc (Commercial banks)	509,136	2,267

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—19.9%—(continued)
	BG Group plc (Oil, gas & consumable fuels)	251,976	$6,270
	British Sky Broadcasting Group plc (Media)	368,943	4,883
	Burberry Group plc (Textiles, apparel & luxury goods)	168,360	3,171
	Centrica plc (Multi-utilities)	516,823	2,697
	Experian plc (Professional services)	236,854	2,933
	HSBC Holdings plc (Commercial banks)	315,784	3,319
	Johnson Matthey plc (Chemicals)	87,782	2,619
	Petrofac, Ltd. (Energy equipment & services)	138,062	3,298
	Prudential plc (Insurance)	385,704	4,371
*	Rolls-Royce Group plc (Aerospace & defense)	413,350	4,105
	Rotork plc (Machinery)	73,311	2,053
	Tullow Oil plc (Oil, gas & consumable fuels)	166,491	3,867
	Vodafone Group plc (Wireless telecommunication services)	1,355,247	3,837
	WPP plc (Media)	162,938	2,009

			58,773

	Japan—12.7%
	Dena Co., Ltd. (Internet & catalog retail)	30,400	1,098
	Fanuc, Ltd. (Machinery)	24,400	3,693
	Keyence Corporation (Electronic equipment, instruments & components)	13,600	3,481
	Komatsu, Ltd. (Machinery)	162,500	5,519
	Mitsubishi Corporation (Trading companies & distributors)	162,900	4,522
	Mitsubishi Electric Corporation (Electrical equipment)	233,000	2,751
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	602,900	2,783
	Nitori Co., Ltd. (Specialty retail)	16,500	1,450
	Nitto Denko Corporation (Chemicals)	42,200	2,238
	Softbank Corporation (Wireless telecommunication services)	124,100	4,953
	Sony Financial Holdings, Inc. (Insurance)	111,200	2,206
	Yahoo! Japan Corporation (Internet software & services)	7,690	2,751

			37,445

	Canada—10.9%
	Agrium, Inc. (Chemicals)†	29,818	2,751
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	126,483	4,106
	Canadian National Railway Co. (Road & rail)†	71,599	5,389
	Goldcorp, Inc. (Metals & mining)†	76,644	3,817
	Potash Corporation of Saskatchewan, Inc. (Chemicals)†	16,596	978
	Saputo, Inc. (Food products)	64,010	2,889
	The Toronto-Dominion Bank (Commercial banks)	66,823	5,914
	Thomson Reuters Corporation (Media)	57,182	2,244
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	92,918	4,214

			32,302

	Emerging Asia—10.3%
	China—3.9%
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,028,000	2,091
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	888,500	4,186
	CNOOC, Ltd. (Oil, gas & consumable fuels)	1,478,000	3,724
	Weichai Power Co., Ltd. (Machinery)	280,000	1,701

			11,702

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—10.3%—(continued)
	India—2.3%
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	328,012	$2,581
	Infosys Technologies, Ltd. (IT services)	58,717	4,268

			6,849

	Indonesia—0.7%
	PT Bank Rakyat Indonesia (Commercial banks)	2,963,500	1,957

	South Korea—3.4%
	Hyundai Motor Co. (Automobiles)	23,328	4,317
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	4,391	3,731
	Samsung Engineering Co., Ltd. (Construction & engineering)	10,336	1,969

			10,017

	Emerging Latin America—7.6%
	Brazil—4.7%
	BM&F BOVESPA S.A. (Diversified financial services)	349,671	2,538
	Embraer S.A.—ADR (Aerospace & defense)	68,361	2,304
	Petroleo Brasileiro S.A.—ADR (Oil, gas & consumable fuels)	65,712	2,657
	Vale S.A.—ADR (Metals & mining)	88,275	2,944
	Weg S.A. (Machinery)	253,400	3,337

			13,780

	Mexico—2.3%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	63,847	3,710
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,079,300	3,239

			6,949

	Panama—0.6%
	Copa Holdings S.A. Class “A” (Airlines)†	35,499	1,874

	Asia—4.6%
	Australia—1.8%
	BHP Billiton, Ltd.—ADR (Metals & mining)	54,267	5,203

	Hong Kong—2.0%
	Li & Fung, Ltd. (Distributors)	576,000	2,951
	Noble Group, Ltd. (Trading companies & distributors)	1,819,090	3,088

			6,039

	Singapore—0.8%
	CapitaLand, Ltd. (Real estate management & development)	939,000	2,459

	Total Common Stocks—94.8% (cost $214,308)		280,651

	Preferred Stock
	Brazil—1.3%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	211,908	3,700

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Preferred Stock—(continued)
Total Preferred Stock—1.3% (cost $2,635)		3,700

Repurchase Agreement
Fixed Income Clearing Corporation, 0.050% dated 3/31/11, due 4/1/11, repurchase price $8,245 collateralized by FNMA, 0.500%, due 10/30/12	$8,245	$8,245

Total Repurchase Agreement—2.8% (cost $8,245)		8,245

Total Investments—98.9% (cost $225,188)		292,596
Cash and other assets, less liabilities—1.1%		3,368

Net assets—100.0%		$295,964

ADR = American Depository Receipt

*	Non-income producing securities
†	= U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2011 (all dollar amounts in thousands) (unaudited)

At March 31, 2011, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	24.1%
Financials	18.4%
Energy	12.8%
Materials	11.2%
Consumer Discretionary	10.5%
Information Technology	7.5%
Consumer Staples	5.3%
Telecommunication Services	4.4%
Health Care	4.1%
Utilities	1.7%

Total	100.0%

At March 31, 2011, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.9%
Euro	18.7%
U.S. Dollar	15.4%
Japanese Yen	13.2%
Hong Kong Dollar	6.3%
Canadian Dollar	5.4%
Swiss Franc	5.1%
South Korean Won	3.5%
Brazilian Real	3.4%
Indian Rupee	2.4%
Singapore Dollar	2.0%
Danish Krone	1.9%
Mexican Peso	1.1%
Swedish Krona	1.0%
All Other Currencies	0.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following nineteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Small Cap Value	Institutional International Growth
Mid Cap Value	Institutional International Equity
Global Equity Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Low Duration
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Portfolio are valued at amortized cost, which approximates market value.

As of March 31, 2011, there were securities held in the Small Cap Growth, International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Portfolios requiring fair valuation pursuant to the Fund’s Valuation Procedures.

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth, and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Portfolio enters into repurchase agreements. A Portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Equity and Institutional International Growth Portfolios from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

For the period ended March 31, 2011, the International Growth, International Equity, International Small Cap Growth, Institutional International Growth, and Institutional International Equity Portfolios engaged in forward foreign currency contracts with notional volume (in thousands) of $4,632,499, $33,251, $125,685, $1,740,478 and $55,211 respectively.

The following table presents open forward foreign currency contracts as of March 31, 2011 (values in thousands):

International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
State Street Bank and Trust	Canadian Dollar	6/16/2011	40,509	$41,714	$(489)
Northern Trust Corporation	Swiss Franc	6/15/2011	46,668	50,834	(1,105)
Deutsche Bank AG	European Monetary Unit	6/13/2011	318,340	450,543	(11,548)
Morgan Stanley and Company	Great British Pound	6/17/2011	287,499	460,749	31
Bank of New York	Japanese Yen	6/14/2011	33,989,256	408,801	999

International Equity Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Corporation	Japanese Yen	4/18/2011	487,249	$5,858	$98

International Small Cap Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Corporation	Swiss Franc	6/15/2011	6,171	$6,722	$(179)
Bank of New York	Japanese Yen	6/14/2011	4,935,925	59,366	1,251

Institutional International Growth Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
State Street Bank and Trust	Canadian Dollar	6/16/2011	15,179	$15,630	$(183)
Northern Trust Corporation	Swiss Franc	6/15/2011	17,259	18,800	(410)
Deutsche Bank AG	European Monetary Unit	6/13/2011	120,835	171,016	(4,384)
Morgan Stanley and Company	Great British Pound	6/17/2011	109,011	174,702	12
Bank of New York	Japanese Yen	6/14/2011	12,822,182	154,217	377

Institutional International Equity Fund

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Corporation	Japanese Yen	4/18/2011	807,806	$9,712	$163

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2011, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$515,140	$124,980	$4,601	$120,379
Large Cap Growth	24,831	6,983	248	6,735
Small Cap Growth	691,649	177,531	45,145	132,386
Mid Cap Growth	86,942	28,070	218	27,852
Small-Mid Cap Growth	196,760	60,505	1,622	58,883
Global Growth	38,551	8,890	228	8,662
International Growth	4,195,558	885,076	87,263	797,813
International Equity	138,704	38,411	839	37,572
International Small Cap Growth	610,771	125,040	4,725	120,315
Emerging Markets Growth	955,991	203,172	8,128	195,044
Emerging Leaders Growth	91,189	11,882	817	11,065
Small Cap Value	160,395	29,635	1,815	27,820
Mid Cap Value	3,109	450	25	425
Bond	178,059	9,314	529	8,785
Income	91,359	5,252	781	4,471
Low Duration	155,205	606	603	3
Ready Reserves	1,214,459	—	—	—
Institutional International Growth	1,636,594	307,041	32,570	274,471
Institutional International Equity	228,770	65,471	1,445	64,026

(f) Fair Value Measurements

The Portfolios are subject to Fair Value measurement and Disclosures ASC 820. In accordance with ASC 820, “Fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. ASC 820 established a three-tier hierarchy of inputs to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. Any transfers between Level 1 and Level 2 are disclosed, effective beginning of the period, in the tables below with the reasons for the transfers disclosed in a footnote.

At March 31, 2011, the Portfolios held no other financial instruments, such as, options or futures that required fair valuation.

As of March 31, 2011, the hierarchical input levels of securities in each Portfolio, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1 - Quoted prices
Common stock	$629,062	$30,917	$792,751	$113,213	$252,100	$45,981
Exchange traded funds	—	—	23,060	—	—	—
Level 2 - Other significant observable inputs
Short-term investments	6,457	650	7,116	1,582	3,544	1,231
Level 3 - Significant unobservable inputs
Common stock	—	—	1,109	—	—	—

Total investments in securities	$635,519	$31,567	$824,036	$114,795	$255,644	$47,212

Investments in securities	International Growth	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Small Cap Value	Mid Cap Value
Level 1 - Quoted prices
Common stock	4,835,206	166,152	686,951	1,067,400	94,789	186,972	3,494
Preferred stock	—	2,186	2,852	52,151	5,852	—	—
Exchange traded funds	30,239	—	—	—	—	—	—
Level 2 - Other significant observable inputs
Convertible bonds	1,981	—	661	1,104	—	—	—
Short-term investments	137,067	7,810	39,546	30,329	1,611	1,243	40
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—	—

Total investments in securities	$5,004,493	$176,148	$730,010	$1,150,984	$102,252	$188,215	$3,534

Other financial instruments
Level 2 - Other significant observable inputs
Forward foreign currency contracts	$(12,112)	98	1,072	—	—	—	—

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves*
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
US Government and Agency Bonds	94,520	39,263	69,536	96,663
Corporate Bonds	81,589	47,926	20,484	158,769
Asset Backed Bonds	9,719	7,632	63,197	—
Foreign Gevernment Agency Bonds	—	—	—	13,999
Commercial Paper	—	—	—	716,417
Short-Term Investments	839	54	1,991	228,611
Level 3 - Significant unobservable inputs
Asset Backed Bonds	177	955	—	—

Total investments in securities	$186,844	$95,830	$155,208	$1,214,459

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1 - Quoted prices
Common Stock	1,829,597	280,651
Preferred Stock	—	3,700
Rights	—	—
Exchange traded funds	11,365	—
Level 2 - Other significant observable inputs
Convertible Bonds	648	—
Short-Term Investments	74,006	8,245
Level 3 - Significant unobservable inputs
None	—	—

Total investments in securities	$1,915,616	$292,596

Other financial instruments
Level 2 - Other significant observable inputs
Forward foreign currency contracts	$(4,588)	163

*	All the investments held by ready Reserves Fund are short-term investments.

There were no transfers between Level 1 and Level 2 securities for the period ended March 31, 2011.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance January 1, 2011	Net Purchases/ (Sales)	Transfers to/from Level 3	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Balance March 31, 2011
Small Cap Growth	$1,109	$—	$—	$—	$—	$1,109
Bond	170	—	—	7	—	177
Income	918	—	—	37	—	955

The fair value estimates for the Level 3 securities in the Small Cap Growth, Bond and Income Portfolios were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for adverse outcome in pending litigation. At March 31, 2011, these securities represented 0.13%, 0.09%, 0.98% of the net assets of the Small Cap Growth, Bond and Income Portfolios respectively.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 24, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 24, 2011

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 24, 2011